UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

February 28, 2017

ETF-QTLY-0417
1.814342.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	4,130	$19,824
China XD Plastics Co. Ltd. (a)	7,613	36,162
Dorman Products, Inc. (a)(b)	3,969	310,217
Fox Factory Holding Corp. (a)	4,356	116,741
Gentex Corp.	31,736	667,408
Gentherm, Inc. (a)	3,928	142,390
Kandi Technolgies, Inc. (a)(b)	7,294	29,905
Motorcar Parts of America, Inc. (a)	1,911	54,215
Shiloh Industries, Inc. (a)	2,279	35,165
SORL Auto Parts, Inc. (a)	2,022	6,551
Spartan Motors, Inc.	4,613	30,676
Strattec Security Corp.	403	11,989
Sypris Solutions, Inc. (a)	2,801	2,493
The Goodyear Tire & Rubber Co.	29,353	1,028,823
VOXX International Corp. (a)	2,671	13,221
Workhorse Group, Inc. (a)	2,782	7,984
		2,513,764
Automobiles - 0.4%
Tesla, Inc. (a)(b)	16,781	4,195,082
Distributors - 0.2%
Core-Mark Holding Co., Inc.	5,352	174,047
Fenix Parts, Inc. (a)	3,053	6,106
LKQ Corp. (a)	34,295	1,083,036
Pool Corp.	4,562	523,307
Weyco Group, Inc.	1,013	27,736
		1,814,232
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	2,242	54,144
Ascent Capital Group, Inc. (a)	1,424	22,855
Cambium Learning Group, Inc. (a)	6,708	32,668
Capella Education Co.	1,377	104,790
Career Education Corp. (a)	7,320	60,976
Collectors Universe, Inc.	1,436	33,602
Grand Canyon Education, Inc. (a)	5,258	322,736
Houghton Mifflin Harcourt Co. (a)	14,288	157,882
Liberty Tax, Inc.	1,903	28,450
Lincoln Educational Services Corp. (a)	3,020	5,647
National American University Holdings, Inc.	2,116	5,523
Strayer Education, Inc.	1,299	100,724
Tarena International, Inc. ADR (b)	3,336	48,272
		978,269
Hotels, Restaurants & Leisure - 2.5%
Amaya, Inc. (a)	16,397	237,647
Bagger Daves Burger Tavern, Inc.	4,573	0
BJ's Restaurants, Inc. (a)	2,721	98,908
Bloomin' Brands, Inc.	12,190	208,327
Bob Evans Farms, Inc.	2,125	120,551
Bojangles', Inc. (a)	3,704	77,969
Bravo Brio Restaurant Group, Inc. (a)	1,424	5,696
Buffalo Wild Wings, Inc. (a)	2,073	321,315
Caesars Acquisition Co. (a)	16,234	237,828
Caesars Entertainment Corp. (a)(b)	16,875	159,469
Carrols Restaurant Group, Inc. (a)	4,752	75,082
Century Casinos, Inc. (a)	3,011	20,595
China Lodging Group Ltd. ADR	3,360	194,779
Churchill Downs, Inc.	1,864	280,159
Chuy's Holdings, Inc. (a)(b)	1,772	50,502
Cracker Barrel Old Country Store, Inc. (b)	2,736	440,469
Dave & Buster's Entertainment, Inc. (a)	4,803	274,684
Del Frisco's Restaurant Group, Inc. (a)	2,291	36,427
Del Taco Restaurants, Inc. (a)(b)	3,929	48,759
Denny's Corp. (a)	7,917	99,438
Diversified Restaurant Holdings, Inc. (a)	5,173	9,311
Dunkin' Brands Group, Inc.	10,034	551,970
El Pollo Loco Holdings, Inc. (a)(b)	3,880	48,500
Eldorado Resorts, Inc. (a)(b)	5,720	93,236
Empire Resorts, Inc. (a)(b)	3,450	80,213
Fiesta Restaurant Group, Inc. (a)	3,060	60,741
Fogo de Chao, Inc. (a)(b)	3,619	50,666
GigaMedia Ltd. (a)	1,217	3,700
Golden Entertainment, Inc.	3,082	36,522
Habit Restaurants, Inc. Class A (a)	1,728	23,242
Iao Kun Group Holding Co. Ltd. (b)	6,450	2,000
Icahn Enterprises LP	15,959	897,534
Ignite Restaurant Group, Inc. (a)	2,218	952
Ilg, Inc.	14,193	267,964
International Speedway Corp. Class A	3,067	113,786
Isle of Capri Casinos, Inc. (a)	4,566	110,908
Jack in the Box, Inc.	3,616	338,855
Jamba, Inc. (a)(b)	1,506	14,623
Kona Grill, Inc. (a)(b)	1,166	7,404
Lindblad Expeditions Holdings (a)	6,436	57,731
Marriott International, Inc. Class A	43,718	3,803,029
Melco Crown Entertainment Ltd. sponsored ADR (b)	19,592	320,721
Monarch Casino & Resort, Inc. (a)	2,322	59,165
Nathan's Famous, Inc. (a)	629	38,998
Noodles & Co. (a)(b)	3,360	12,768
Norwegian Cruise Line Holdings Ltd. (a)	25,287	1,282,051
Panera Bread Co. Class A (a)(b)	2,537	585,540
Papa John's International, Inc. (b)	4,150	327,518
Papa Murphy's Holdings, Inc. (a)(b)	2,370	10,120
Peak Resorts, Inc.	2,514	15,084
Penn National Gaming, Inc. (a)	9,251	133,862
Pinnacle Entertainment, Inc.	6,280	109,021
Popeyes Louisiana Kitchen, Inc. (a)	2,494	197,051
Potbelly Corp. (a)(b)	3,020	39,411
RCI Hospitality Holdings, Inc.	1,554	26,465
Red Robin Gourmet Burgers, Inc. (a)	1,596	72,857
Red Rock Resorts, Inc.	4,300	94,471
Ruth's Hospitality Group, Inc.	4,140	69,759
Scientific Games Corp. Class A (a)	9,938	205,220
Sonic Corp.	5,246	132,619
Starbucks Corp.	162,361	9,233,470
Texas Roadhouse, Inc. Class A	7,878	333,239
The Cheesecake Factory, Inc.	5,165	315,323
The ONE Group Hospitality, Inc. (a)(b)	2,991	5,444
Town Sports International Holdings, Inc. (a)	3,312	11,261
Tuniu Corp. Class A sponsored ADR (a)(b)	4,235	35,278
Wendy's Co.	29,351	409,153
Wingstop, Inc. (b)	3,010	79,163
Wynn Resorts Ltd.	11,354	1,091,687
		24,808,210
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	2,777	45,821
Bassett Furniture Industries, Inc.	1,270	34,735
Cavco Industries, Inc. (a)	1,002	119,489
Dixie Group, Inc. (a)	4,407	15,645
Flexsteel Industries, Inc.	912	45,855
Garmin Ltd.	20,985	1,083,036
GoPro, Inc. Class A (a)(b)	11,629	109,313
Green Brick Partners, Inc. (a)(b)	5,893	55,689
Helen of Troy Ltd. (a)	3,103	303,163
Hooker Furniture Corp.	1,396	46,068
iRobot Corp. (a)(b)	3,015	172,096
LGI Homes, Inc. (a)(b)	2,329	67,564
Lifetime Brands, Inc.	1,548	22,446
Live Ventures, Inc. (a)	315	4,933
Nova LifeStyle, Inc. (a)(b)	9,076	18,061
SodaStream International Ltd. (a)	2,324	113,272
Universal Electronics, Inc. (a)	1,492	102,500
Vuzix Corp. (a)(b)	2,164	13,958
Zagg, Inc. (a)	4,091	24,751
		2,398,395
Internet & Direct Marketing Retail - 7.4%
1-800-FLOWERS.com, Inc. Class A (a)	4,831	48,310
Amazon.com, Inc. (a)	53,173	44,933,312
CafePress, Inc. (a)	6,269	18,932
Cnova NV (a)	51,096	268,254
Ctrip.com International Ltd. ADR (a)(b)	46,886	2,224,272
Duluth Holdings, Inc. (a)	3,361	70,883
Etsy, Inc. (a)	12,749	154,518
EVINE Live, Inc. (a)	9,656	12,360
Expedia, Inc.	15,316	1,823,217
FTD Companies, Inc. (a)	3,163	76,418
Gaia, Inc. Class A (a)	2,174	18,588
Groupon, Inc. (a)	63,554	268,833
HSN, Inc.	5,917	223,071
JD.com, Inc. sponsored ADR (a)	102,734	3,140,578
Lands' End, Inc. (a)(b)	3,613	67,021
Liberty Expedia Holdings, Inc. (a)	6,501	281,363
Liberty Interactive Corp.:
(Venture Group) Series A (a)	9,392	411,933
QVC Group Series A (a)	52,560	992,333
Liberty TripAdvisor Holdings, Inc. (a)	8,450	113,653
MakeMyTrip Ltd. (a)(b)	4,731	154,231
Netflix, Inc. (a)	48,003	6,822,666
NutriSystem, Inc.	3,339	155,264
Overstock.com, Inc. (a)	2,763	50,977
PetMed Express, Inc. (b)	2,367	49,849
Priceline Group, Inc. (a)	5,523	9,522,370
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	7,850	238,719
Shutterfly, Inc. (a)	3,840	174,259
TripAdvisor, Inc. (a)	15,138	627,773
U.S. Auto Parts Network, Inc. (a)	4,569	15,763
		72,959,720
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	6,249	121,481
Arctic Cat, Inc. (a)	1,723	31,876
Black Diamond, Inc. (a)	5,466	30,336
Escalade, Inc.	2,371	30,823
Hasbro, Inc.	13,939	1,350,271
JAKKS Pacific, Inc. (a)(b)	2,551	13,393
Johnson Outdoors, Inc. Class A	1,056	37,044
Malibu Boats, Inc. Class A (a)	1,462	30,059
Mattel, Inc.	38,214	983,246
MCBC Holdings, Inc. (a)	2,427	35,628
Summer Infant, Inc. (a)	2,676	4,870
		2,669,027
Media - 5.6%
AirMedia Group, Inc. ADR (a)(b)	5,980	15,010
AMC Networks, Inc. Class A (a)	6,684	399,770
Central European Media Enterprises Ltd. Class A (a)(b)	17,252	49,168
Charter Communications, Inc. Class A (a)	30,288	9,784,841
Cinedigm Corp. (a)	1,009	1,524
Comcast Corp. Class A	533,200	19,952,344
Cumulus Media, Inc. Class A (a)	3,337	2,236
Daily Journal Corp. (a)	144	30,067
Discovery Communications, Inc.:
Class A (a)(b)	16,774	482,420
Class C (non-vtg.) (a)	26,823	752,922
DISH Network Corp. Class A (a)	25,357	1,572,134
Emmis Communications Corp. Class A (a)	1,866	5,169
Global Eagle Entertainment, Inc. (a)(b)	8,828	38,667
Hemisphere Media Group, Inc. (a)	4,371	50,704
Liberty Broadband Corp.:
Class A (a)	2,890	243,511
Class C (a)(b)	17,146	1,473,527
Liberty Global PLC:
Class A (a)	29,172	1,041,440
Class B (a)	1,033	36,930
Class C (a)	71,638	2,513,777
LiLAC Class A (a)(b)	5,679	138,852
LiLAC Class C (a)	13,485	331,596
Liberty Media Corp.:
Liberty Braves Class A (a)	1,645	36,239
Liberty Braves Class C (a)	4,137	90,973
Liberty Media Class A (a)	2,893	87,108
Liberty Media Class C (a)	6,195	190,187
Liberty SiriusXM Class A (a)	12,066	474,556
Liberty SiriusXM Class C (a)	25,328	986,019
Loral Space & Communications Ltd. (a)	2,267	92,720
MDC Partners, Inc. Class A	5,420	47,425
National CineMedia, Inc.	6,983	89,592
News Corp.:
Class A	43,399	556,375
Class B	22,888	302,122
Nexstar Broadcasting Group, Inc. Class A	5,247	361,781
Radio One, Inc. Class D (non-vtg.) (a)	6,381	17,548
Reading International, Inc. Class A (a)	2,763	44,042
Salem Communications Corp. Class A	2,311	16,524
Scholastic Corp.	3,786	170,597
Scripps Networks Interactive, Inc. Class A	10,643	859,635
Sinclair Broadcast Group, Inc. Class A	7,365	293,864
Sirius XM Holdings, Inc. (b)	531,922	2,707,483
tronc, Inc. (b)	4,192	61,203
Twenty-First Century Fox, Inc.:
Class A	118,542	3,546,777
Class B	89,097	2,614,997
Viacom, Inc.:
Class A	5,606	255,353
Class B (non-vtg.)	38,841	1,687,641
Videocon d2h Ltd. sponsored ADR (a)	5,379	51,800
VisionChina Media, Inc. ADR (a)	436	1,212
WPP PLC ADR (b)	1,697	199,313
		54,759,695
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	26,349	2,020,441
Fred's, Inc. Class A (b)	4,442	78,757
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	6,797	213,086
Sears Canada, Inc. (a)(b)	13,309	16,734
Sears Holdings Corp. (a)(b)	12,013	94,182
The Bon-Ton Stores, Inc. (a)(b)	1,463	1,756
Tuesday Morning Corp. (a)	4,693	17,129
		2,442,085
Specialty Retail - 1.3%
America's Car Mart, Inc. (a)	1,089	34,685
Ascena Retail Group, Inc. (a)	21,652	99,599
bebe stores, Inc. (a)	1,001	6,426
Bed Bath & Beyond, Inc. (b)	16,903	682,881
Big 5 Sporting Goods Corp. (b)	2,973	39,987
Citi Trends, Inc.	1,763	29,389
Conn's, Inc. (a)(b)	4,231	40,406
DavidsTea, Inc. (a)(b)	3,114	20,708
Destination Maternity Corp. (a)	1,344	6,747
Destination XL Group, Inc. (a)	6,459	19,377
Finish Line, Inc. Class A	4,731	77,115
Five Below, Inc. (a)(b)	6,029	232,418
Francesca's Holdings Corp. (a)	4,264	72,360
Hibbett Sports, Inc. (a)(b)	2,682	79,119
Kirkland's, Inc. (a)	2,066	23,346
Michaels Companies, Inc. (a)	23,231	466,711
Monro Muffler Brake, Inc.	3,636	209,070
O'Reilly Automotive, Inc. (a)(b)	10,589	2,877,137
Office Depot, Inc.	60,044	250,383
Perfumania Holdings, Inc. (a)	645	1,129
Rent-A-Center, Inc. (b)	5,908	51,222
Ross Stores, Inc.	44,027	3,019,372
Sears Hometown & Outlet Stores, Inc. (a)	2,591	9,587
Select Comfort Corp. (a)(b)	4,927	115,735
Shoe Carnival, Inc.	2,027	51,364
Sportsman's Warehouse Holdings, Inc. (a)(b)	4,909	23,809
Staples, Inc.	73,377	659,659
Stein Mart, Inc.	5,074	18,266
The Children's Place Retail Stores, Inc.	2,038	206,449
Tile Shop Holdings, Inc.	5,809	102,238
Tractor Supply Co.	14,678	1,040,817
Trans World Entertainment Corp. (a)	7,143	19,286
TravelCenters of America LLC (a)	5,568	36,192
Ulta Beauty, Inc. (a)	6,950	1,900,339
Urban Outfitters, Inc. (a)	13,337	347,162
West Marine, Inc. (a)	2,555	23,480
Winmark Corp.	519	58,881
Zumiez, Inc. (a)(b)	2,896	59,078
		13,011,929
Textiles, Apparel & Luxury Goods - 0.2%
Cherokee, Inc. (a)	1,161	10,913
Columbia Sportswear Co.	7,838	430,620
Crocs, Inc. (a)(b)	8,050	53,533
Differential Brands Group, Inc. (a)	2,496	5,616
Fossil Group, Inc. (a)(b)	5,294	100,110
G-III Apparel Group Ltd. (a)(b)	5,048	129,885
Iconix Brand Group, Inc. (a)	5,383	41,503
Kingold Jewelry, Inc. (a)(b)	5,677	6,926
lululemon athletica, Inc. (a)(b)	14,235	928,976
Perry Ellis International, Inc. (a)	2,108	49,095
Rocky Brands, Inc.	1,234	13,327
Sequential Brands Group, Inc. (a)(b)	7,711	30,304
Steven Madden Ltd. (a)	7,070	264,065
Superior Uniform Group, Inc.	2,071	37,941
Vera Bradley, Inc. (a)	4,568	47,781
		2,150,595

TOTAL CONSUMER DISCRETIONARY		184,701,003

CONSUMER STAPLES - 5.1%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	848	145,915
Craft Brew Alliance, Inc. (a)(b)	2,028	29,812
MGP Ingredients, Inc. (b)	2,032	89,875
Monster Beverage Corp. (a)	63,964	2,650,668
National Beverage Corp. (b)	5,256	307,003
Primo Water Corp. (a)	3,846	55,152
		3,278,425
Food & Staples Retailing - 2.3%
Andersons, Inc.	3,313	131,029
Casey's General Stores, Inc. (b)	4,430	507,589
Chefs' Warehouse Holdings (a)	2,981	41,734
Costco Wholesale Corp.	48,706	8,629,729
Ingles Markets, Inc. Class A	1,737	81,378
PriceSmart, Inc.	3,483	307,897
SpartanNash Co.	4,343	151,571
Sprouts Farmers Market LLC (a)(b)	17,248	318,398
United Natural Foods, Inc. (a)	5,731	246,720
Village Super Market, Inc. Class A	1,474	43,645
Walgreens Boots Alliance, Inc.	121,156	10,465,455
Whole Foods Market, Inc. (b)	35,780	1,097,373
		22,022,518
Food Products - 2.4%
Alico, Inc.	1,164	29,798
Blue Buffalo Pet Products, Inc. (a)(b)	22,145	541,224
Bridgford Foods Corp. (a)	2,502	30,725
Cal-Maine Foods, Inc. (b)	4,838	183,602
Calavo Growers, Inc. (b)	1,981	111,728
Farmer Brothers Co. (a)	2,150	70,251
Freshpet, Inc. (a)(b)	3,577	36,128
Hostess Brands, Inc. Class A (a)(b)	3,808	57,996
Inventure Foods, Inc. (a)(b)	2,160	12,053
J&J Snack Foods Corp.	2,163	289,409
John B. Sanfilippo & Son, Inc.	1,034	63,488
Lancaster Colony Corp.	3,011	396,850
Landec Corp. (a)	3,059	38,543
Lifeway Foods, Inc. (a)	2,242	23,563
Limoneira Co. (b)	1,422	26,122
Mondelez International, Inc.	172,633	7,582,041
Origin Agritech Ltd. (a)	2,848	5,724
Pilgrim's Pride Corp. (b)	28,777	586,475
Pingtan Marine Enterprise Ltd. (b)	13,162	51,727
Rocky Mountain Chocolate Factory, Inc.	1,386	15,066
Sanderson Farms, Inc. (b)	2,556	242,922
Seneca Foods Corp. Class A (a)	1,094	41,080
SkyPeople Fruit Juice, Inc. (a)	318	1,644
Snyders-Lance, Inc. (b)	10,815	428,058
SunOpta, Inc. (a)(b)	10,688	76,954
The Hain Celestial Group, Inc. (a)	11,369	402,235
The Kraft Heinz Co.	136,115	12,455,884
		23,801,290
Household Products - 0.1%
Central Garden & Pet Co. (a)(b)	1,002	33,818
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,525	144,574
WD-40 Co. (b)	1,638	180,016
		358,408
Personal Products - 0.0%
Inter Parfums, Inc.	3,423	118,436
LifeVantage Corp. (a)	1,636	9,063
Mannatech, Inc.	876	16,469
Natural Health Trends Corp. (b)	1,388	38,573
Nature's Sunshine Products, Inc.	2,582	29,435
Neptune Technologies & Bioressources, Inc. (a)(b)	15,877	16,496
Nutraceutical International Corp.	1,227	41,350
Synutra International, Inc. (a)(b)	7,513	43,200
The Female Health Co. (a)	2,551	2,577
		315,599

TOTAL CONSUMER STAPLES		49,776,240

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP	6,968	124,379
CSI Compressco LP	3,574	39,707
Dawson Geophysical Co. (a)	3,206	24,750
Geospace Technologies Corp. (a)	1,384	22,850
Gulf Island Fabrication, Inc.	1,650	18,810
Mammoth Energy Services, Inc.	4,578	98,427
Matrix Service Co. (a)	2,973	48,163
Mitcham Industries, Inc. (a)	952	4,608
Ocean Rig UDW, Inc. (United States) (a)(b)	16,779	12,754
Patterson-UTI Energy, Inc.	17,137	473,324
PHI, Inc. (non-vtg.) (a)	1,677	24,300
Profire Energy, Inc. (a)	8,405	10,506
RigNet, Inc. (a)	1,816	32,052
Smart Sand, Inc.	3,887	66,740
Synthesis Energy Systems, Inc. (a)(b)	20,343	17,287
Tesco Corp. (a)	6,380	53,273
		1,071,930
Oil, Gas & Consumable Fuels - 0.5%
Abraxas Petroleum Corp. (a)	11,122	23,579
Aemetis, Inc. (a)(b)	4,354	5,007
Alliance Holdings GP, LP	6,800	194,480
Alliance Resource Partners LP	8,264	188,832
Amyris, Inc. (a)	23,840	12,146
Approach Resources, Inc. (a)(b)	7,904	20,946
Blueknight Energy Partners LP	4,655	31,654
Calumet Specialty Products Partners LP	9,137	36,091
Capital Product Partners LP	14,647	48,482
Carrizo Oil & Gas, Inc. (a)	7,546	245,622
Centennial Resource Development, Inc. Class A (a)(b)	18,389	345,897
Clean Energy Fuels Corp. (a)(b)	15,530	38,049
Diamondback Energy, Inc. (a)	10,538	1,062,863
Dorchester Minerals LP	3,702	60,898
Energy XXI Gulf Coast, Inc. (a)	3,600	117,000
EV Energy Partners LP	5,079	8,837
Extraction Oil & Gas, Inc. (b)	17,101	302,688
Gevo, Inc. (a)(b)	1,311	1,324
Golar LNG Ltd. (b)	10,285	280,883
Golar LNG Partners LP	5,383	121,333
Green Plains Partners LP	2,377	47,065
Green Plains, Inc. (b)	4,020	100,701
Gulfport Energy Corp. (a)	14,192	246,089
Hallador Energy Co.	3,059	25,634
Hongli Clean Energy Technologies Corp. (a)	215	484
Isramco, Inc. (a)(b)	331	40,217
Legacy Reserves LP (a)	7,147	16,152
Martin Midstream Partners LP	4,302	82,383
Memorial Production Partners LP	11,383	1,844
Mid-Con Energy Partners LP (a)	2,550	7,064
Pacific Ethanol, Inc. (a)	5,230	41,056
PDC Energy, Inc. (a)	6,606	446,500
Penn Virginia Corp. (a)	1,316	64,155
PennTex Midstream Partners LP	2,173	34,746
PrimeEnergy Corp. (a)	276	14,449
Renewable Energy Group, Inc. (a)(b)	4,480	39,872
Rex Energy Corp. (a)(b)	6,837	4,191
Tellurian, Inc. (a)	22,324	398,707
TransGlobe Energy Corp. (a)	7,446	12,165
U.S. Energy Corp. (a)	502	417
Uranium Resources, Inc. (a)	204	408
Vertex Energy, Inc. (a)	11,316	15,390
Viper Energy Partners LP	10,164	180,919
Westmoreland Coal Co. (a)	2,433	35,133
		5,002,352

TOTAL ENERGY		6,074,282

FINANCIALS - 7.3%
Banks - 3.6%
1st Source Corp.	2,788	130,227
Access National Corp. (b)	1,596	44,066
ACNB Corp.	719	20,851
Allegiance Bancshares, Inc. (a)	1,551	57,232
American National Bankshares, Inc.	965	35,271
American River Bankshares	1,420	21,130
Ameris Bancorp	3,848	185,858
Ames National Corp.	1,108	35,678
Arrow Financial Corp.	1,486	51,861
Atlantic Capital Bancshares, Inc. (a)	2,675	48,150
BancFirst Corp.	1,617	154,181
Bancorp, Inc., Delaware (a)	6,132	31,764
Bank of Marin Bancorp	655	44,868
Bank of the Ozarks, Inc. (b)	13,511	739,457
Bankwell Financial Group, Inc.	797	26,181
Banner Corp.	3,657	212,545
BCB Bancorp, Inc.	1,898	27,901
Blue Hills Bancorp, Inc.	3,457	63,436
BNC Bancorp	5,520	198,444
BOK Financial Corp. (b)	7,459	615,069
Boston Private Financial Holdings, Inc.	9,317	160,252
Bridge Bancorp, Inc.	1,852	66,024
Brookline Bancorp, Inc., Delaware	8,137	128,971
Bryn Mawr Bank Corp. (b)	1,787	73,356
C & F Financial Corp.	612	29,070
California First National Bancorp	1,478	23,279
Camden National Corp.	1,827	77,574
Capital Bank Financial Corp. Series A	2,975	121,380
Capital City Bank Group, Inc.	1,951	39,859
Capstar Financial Holdings, Inc.	1,496	29,546
Cardinal Financial Corp.	3,618	113,026
Carolina Financial Corp.	1,694	50,854
Cascade Bancorp (a)	9,442	77,897
Cathay General Bancorp	8,868	348,335
Centerstate Banks of Florida, Inc.	5,193	128,319
Central Valley Community Bancorp	1,692	34,754
Centrue Financial Corp. (a)	996	25,966
Century Bancorp, Inc. Class A (non-vtg.)	444	28,105
Chemical Financial Corp.	7,841	417,690
Chemung Financial Corp.	847	30,704
Citizens & Northern Corp.	1,514	35,534
City Holding Co.	1,562	102,311
Civista Bancshares, Inc.	1,259	27,610
CNB Financial Corp., Pennsylvania	1,941	46,642
CoBiz, Inc.	5,433	92,633
Codorus Valley Bancorp, Inc.	790	20,548
Colony Bankcorp, Inc.	1,303	17,851
Columbia Banking Systems, Inc.	6,518	260,003
Commerce Bancshares, Inc.	11,656	687,937
Commerce Union Bancshares, Inc.	1,388	30,203
Community Bankers Trust Corp. (a)	4,236	33,676
Community Trust Bancorp, Inc.	2,034	93,361
ConnectOne Bancorp, Inc.	3,916	98,292
County Bancorp, Inc.	904	24,372
CU Bancorp (a)	2,014	79,150
CVB Financial Corp.	12,025	285,594
DNB Financial Corp.	1,001	33,233
Eagle Bancorp, Inc. (a)	3,698	230,201
East West Bancorp, Inc.	16,537	894,982
Eastern Virginia Bankshares, Inc.	2,716	28,871
Enterprise Bancorp, Inc.	1,606	53,223
Enterprise Financial Services Corp.	2,408	105,832
Equity Bancshares, Inc. (a)	1,120	36,445
Farmers Capital Bank Corp.	977	37,956
Farmers National Banc Corp.	3,191	44,036
Fidelity Southern Corp.	3,418	80,562
Fifth Third Bancorp	84,548	2,319,997
Financial Institutions, Inc.	1,825	62,415
First Bancorp, North Carolina	2,194	65,930
First Busey Corp.	4,003	123,773
First Business Finance Services, Inc.	1,146	28,902
First Citizen Bancshares, Inc.	1,215	432,892
First Community Bancshares, Inc.	1,909	51,581
First Community Corp.	1,061	21,485
First Community Financial Partners, Inc. (a)	2,851	37,633
First Connecticut Bancorp, Inc.	1,853	44,750
First Financial Bancorp, Ohio	7,495	207,986
First Financial Bankshares, Inc. (b)	7,326	322,344
First Financial Corp., Indiana	1,548	71,905
First Financial Northwest, Inc.	1,648	33,537
First Foundation, Inc. (a)	3,534	57,958
First Guaranty Bancshares, Inc.	1,233	30,689
First Hawaiian, Inc.	15,636	495,348
First Internet Bancorp	1,000	30,750
First Interstate Bancsystem, Inc.	2,430	106,556
First Merchants Corp.	4,446	178,374
First Mid-Illinois Bancshares, Inc.	1,602	52,994
First Midwest Bancorp, Inc., Delaware	8,823	215,546
First NBC Bank Holding Co. (a)(b)	2,165	9,634
First Northwest Bancorp (a)	2,387	36,855
First of Long Island Corp.	2,205	60,638
First South Bancorp, Inc., Virginia	1,755	20,112
Flushing Financial Corp.	3,251	90,833
Fulton Financial Corp.	19,099	365,268
German American Bancorp, Inc.	1,764	83,702
Glacier Bancorp, Inc.	8,619	318,213
Great Southern Bancorp, Inc.	1,474	73,774
Green Bancorp, Inc. (a)	3,899	66,478
Grupo Financiero Galicia SA sponsored ADR (b)	5,319	169,144
Guaranty Bancorp	3,061	75,760
Hancock Holding Co.	8,581	407,168
Hanmi Financial Corp.	3,795	126,753
HarborOne Bancorp, Inc.	3,422	67,550
Heartland Financial U.S.A., Inc.	2,808	139,136
Heritage Commerce Corp.	3,889	55,224
Heritage Financial Corp., Washington	3,843	96,075
Heritage Oaks Bancorp	4,396	60,489
Home Bancshares, Inc.	15,578	438,365
HomeTrust Bancshares, Inc. (a)	2,245	53,880
Hope Bancorp, Inc.	15,079	322,691
Horizon Bancorp Industries	2,694	69,882
Huntington Bancshares, Inc.	121,244	1,714,390
IBERIABANK Corp.	4,488	380,358
Independent Bank Corp.	2,582	55,255
Independent Bank Corp., Massachusetts	3,145	204,425
Independent Bank Group, Inc.	2,168	137,234
International Bancshares Corp.	7,123	271,030
Investar Holding Corp.	1,300	26,195
Investors Bancorp, Inc.	34,973	511,655
Lakeland Bancorp, Inc.	4,775	94,068
Lakeland Financial Corp.	2,814	127,727
LCNB Corp.	1,518	33,092
LegacyTexas Financial Group, Inc.	5,504	234,415
Live Oak Bancshares, Inc. (b)	3,366	77,250
Macatawa Bank Corp.	3,426	34,671
MainSource Financial Group, Inc.	2,461	84,289
MB Financial, Inc.	9,293	418,371
MBT Financial Corp.	3,505	37,153
Mercantile Bank Corp.	1,913	63,971
Merchants Bancshares, Inc.	792	40,748
Middleburg Financial Corp.	968	34,567
Midland States Bancorp, Inc.	1,635	57,487
MidWestOne Financial Group, Inc.	1,556	56,747
MutualFirst Financial, Inc.	990	31,334
National Bankshares, Inc. (b)	954	36,157
National Commerce Corp. (a)	995	37,263
NBT Bancorp, Inc.	4,696	189,624
Nicolet Bankshares, Inc. (a)	1,132	55,174
Northrim Bancorp, Inc.	1,086	31,657
Norwood Financial Corp.	765	28,420
Ohio Valley Banc Corp.	949	27,094
Old Line Bancshares, Inc.	1,656	46,451
Old National Bancorp, Indiana	14,663	269,066
Old Second Bancorp, Inc.	3,412	37,361
Opus Bank	3,844	83,030
Orrstown Financial Services, Inc.	995	21,741
Pacific Continental Corp.	2,512	63,177
Pacific Mercantile Bancorp (a)	2,050	15,068
Pacific Premier Bancorp, Inc. (a)	3,227	129,080
PacWest Bancorp (b)	13,422	739,552
Park Sterling Corp.	6,121	72,595
Parke Bancorp, Inc.	805	17,227
Peapack-Gladstone Financial Corp.	1,819	57,007
Penns Woods Bancorp, Inc.	539	25,629
People's Utah Bancorp	2,350	62,510
Peoples Bancorp of North Carolina	955	25,976
Peoples Bancorp, Inc.	2,285	74,308
Peoples Financial Services Corp.	947	39,376
Peoples United Financial, Inc. (b)	34,360	659,712
Pinnacle Financial Partners, Inc.	5,085	352,899
Popular, Inc.	11,395	502,064
Preferred Bank, Los Angeles	1,475	82,807
Premier Financial Bancorp, Inc.	1,315	24,170
PrivateBancorp, Inc.	8,968	507,589
QCR Holdings, Inc.	1,596	69,266
Renasant Corp.	4,601	188,825
Republic Bancorp, Inc., Kentucky Class A	2,159	74,658
Republic First Bancorp, Inc. (a)	4,453	35,624
Royal Bancshares of Pennsylvania, Inc. Class A (a)	4,947	20,134
S&T Bancorp, Inc.	4,049	144,104
Sandy Spring Bancorp, Inc.	2,888	124,357
Seacoast Banking Corp., Florida (a)	4,515	104,883
ServisFirst Bancshares, Inc.	6,136	255,074
Shore Bancshares, Inc.	1,018	17,683
Sierra Bancorp	1,647	47,170
Signature Bank (a)	6,215	978,925
Simmons First National Corp. Class A	3,414	196,305
SmartFinancial, Inc. (a)	964	20,369
South State Corp.	2,717	243,172
Southern First Bancshares, Inc. (a)	1,051	35,209
Southern National Bancorp of Virginia, Inc.	1,559	26,503
Southside Bancshares, Inc.	3,159	111,292
Southwest Bancorp, Inc., Oklahoma	1,744	46,478
State Bank Financial Corp.	4,115	111,640
Stock Yards Bancorp, Inc.	2,667	117,881
Stonegate Bank	1,304	60,466
Summit Financial Group, Inc. (b)	1,151	27,578
Sun Bancorp, Inc.	2,594	67,055
Sunshine Bancorp, Inc. (a)	1,747	33,123
SVB Financial Group (a)	5,838	1,114,416
Texas Capital Bancshares, Inc. (a)	5,790	516,179
The First Bancorp, Inc.	1,381	37,439
TowneBank	7,157	232,960
Trico Bancshares	2,248	81,670
TriState Capital Holdings, Inc. (a)	3,340	78,657
Triumph Bancorp, Inc. (a)	2,415	64,964
Trustmark Corp.	7,541	249,155
Two River Bancorp	937	16,088
UMB Financial Corp.	5,720	450,850
Umpqua Holdings Corp.	24,392	458,814
Union Bankshares Corp.	4,547	164,874
Union Bankshares, Inc. (b)	776	32,126
United Bankshares, Inc., West Virginia (b)	8,540	382,165
United Community Bank, Inc.	8,581	247,905
United Security Bancshares, Inc.	1,333	17,702
United Security Bancshares, California	3,434	26,270
Unity Bancorp, Inc.	1,507	25,468
Univest Corp. of Pennsylvania	2,809	78,231
Veritex Holdings, Inc. (a)	1,682	48,189
Washington Trust Bancorp, Inc.	1,938	105,040
WashingtonFirst Bankshares, Inc.	1,554	42,688
WesBanco, Inc.	5,206	210,114
West Bancorp., Inc.	1,935	42,860
Westamerica Bancorp. (b)	3,023	174,881
Westbury Bancorp, Inc. (a)	926	19,409
Wintrust Financial Corp.	5,766	424,954
Xenith Bankshares, Inc. (a)	2,668	71,049
Zions Bancorporation	22,675	1,018,108
		35,062,373
Capital Markets - 2.0%
American Capital Senior Floating Ltd.	1,296	16,848
B. Riley Financial, Inc.	2,455	37,807
BGC Partners, Inc. Class A	28,362	319,923
Capital Southwest Corp.	3,491	57,462
Capitala Finance Corp.	1,945	26,394
Capitol Acquisition Corp. III (a)	1,044	10,440
Carlyle Group LP	8,907	142,957
CBOE Holdings, Inc. (b)	8,924	696,518
CM Finance, Inc.	2,684	27,243
CME Group, Inc.	38,034	4,619,610
Cowen Group, Inc. Class A (a)(b)	3,225	46,118
Diamond Hill Investment Group, Inc.	418	83,817
E*TRADE Financial Corp. (a)	30,601	1,056,041
Easterly Acquisition Corp. (a)	3,977	39,571
FBR & Co.	1,179	21,399
Financial Engines, Inc. (b)	6,780	300,354
Harris & Harris Group, Inc. (a)	3,268	4,150
Harvest Capital Credit Corp.	457	6,462
Hennessy Advisors, Inc.	847	22,606
Horizon Technology Finance Corp. (b)	1,039	11,845
Interactive Brokers Group, Inc.	7,461	273,893
INTL FCStone, Inc. (a)	2,164	81,691
LPL Financial	10,106	399,591
MarketAxess Holdings, Inc.	4,239	827,580
Morningstar, Inc.	4,928	395,373
Newtek Business Services Corp. (b)	1,989	32,202
Northern Trust Corp.	25,287	2,208,819
Paragon Commercial Corp.	915	45,732
SEI Investments Co.	17,990	905,797
Silvercrest Asset Management Group Class A	1,252	16,714
T. Rowe Price Group, Inc.	27,683	1,971,306
TD Ameritrade Holding Corp.	58,771	2,297,946
The NASDAQ OMX Group, Inc.	18,631	1,324,850
TheStreet.com, Inc. (a)	7,666	5,941
Value Line, Inc.	1,290	23,091
Virtu Financial, Inc. Class A (b)	4,440	77,034
Virtus Investment Partners, Inc.	697	76,426
Wins Finance Holdings, Inc. (a)(b)	2,251	628,299
WisdomTree Investments, Inc. (b)	15,009	136,732
Yintech Investment Holdings Ltd. sponsored ADR	1,077	19,774
		19,296,356
Consumer Finance - 0.2%
Asta Funding, Inc. (a)(b)	2,205	20,507
Atlanticus Holdings Corp. (a)	3,801	10,263
China Lending Corp.	3,205	21,153
Consumer Portfolio Services, Inc. (a)	2,881	14,895
Credit Acceptance Corp. (a)(b)	2,283	457,650
Encore Capital Group, Inc. (a)(b)	2,629	87,546
EZCORP, Inc. (non-vtg.) Class A (a)	5,294	46,587
Navient Corp.	34,366	529,580
Nicholas Financial, Inc. (a)	1,519	16,861
PRA Group, Inc. (a)(b)	5,351	218,321
SLM Corp.	47,355	567,786
World Acceptance Corp. (a)(b)	917	48,087
		2,039,236
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	1,032	19,257
Bioverativ, Inc. (a)	12,171	633,866
Boulevard Acquisition Corp. II (a)	4,094	40,981
GDS Holdings Ltd. ADR	2,766	21,492
GTY Technology Holdings, Inc. Class A (a)	5,937	59,073
Marlin Business Services Corp.	1,505	35,819
NewStar Financial, Inc.	5,854	58,306
Pace Holdings Corp. (a)	5,405	54,104
PICO Holdings, Inc. (a)	2,591	35,497
Quantenna Communications, Inc. (b)	3,863	80,891
Ra Pharmaceuticals, Inc.	3,517	73,646
Tiptree, Inc.	4,847	30,778
Varex Imaging Corp. (a)(b)	4,188	145,826
		1,289,536
Insurance - 0.9%
AMBAC Financial Group, Inc. (a)	4,913	108,577
American National Insurance Co.	3,024	363,182
Amerisafe, Inc.	1,984	127,571
AmTrust Financial Services, Inc. (b)	19,179	441,117
Arch Capital Group Ltd. (a)	13,687	1,294,380
Argo Group International Holdings, Ltd.	3,231	216,315
Atlas Financial Holdings, Inc. (a)	1,482	20,007
Baldwin & Lyons, Inc. Class B	1,640	39,032
Cincinnati Financial Corp.	18,835	1,374,202
CNinsure, Inc. ADR (a)	4,011	36,661
Donegal Group, Inc. Class A	2,845	47,255
eHealth, Inc. (a)	2,334	25,581
EMC Insurance Group	2,713	75,421
Enstar Group Ltd. (a)	1,822	353,013
Erie Indemnity Co. Class A	5,304	629,107
Federated National Holding Co.	1,508	30,175
Global Indemnity Ltd. (a)	1,788	70,948
Greenlight Capital Re, Ltd. (a)	3,204	71,449
Hallmark Financial Services, Inc. (a)	2,281	25,137
Infinity Property & Casualty Corp.	1,140	107,445
Investors Title Co.	233	32,086
James River Group Holdings Ltd.	3,532	151,947
Kinsale Capital Group, Inc.	2,462	72,260
Maiden Holdings Ltd.	10,331	159,614
National General Holdings Corp.	11,741	285,776
National Western Life Group, Inc.	406	129,047
Navigators Group, Inc.	3,227	177,646
Safety Insurance Group, Inc.	1,771	125,741
Selective Insurance Group, Inc.	6,592	292,026
State Auto Financial Corp.	4,960	133,077
State National Companies, Inc.	5,347	74,698
Trupanion, Inc. (a)(b)	3,188	49,573
United Fire Group, Inc.	2,684	113,318
United Insurance Holdings Corp.	2,798	47,342
Willis Group Holdings PLC	15,357	1,972,300
WMI Holdings Corp. (a)	22,367	30,195
		9,303,221
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	36,690	720,225
American Capital Mortgage Investment Corp.	5,004	82,816
CIM Commercial Trust Corp.	9,642	151,379
New York Mortgage Trust, Inc. (b)	12,412	78,568
		1,032,988
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	1,821	95,420
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	5,833	32,665
ASB Bancorp, Inc. (a)	543	17,566
Bank Mutual Corp.	5,810	56,357
BankFinancial Corp.	1,857	27,614
Bear State Financial, Inc. (b)	5,987	56,996
Beneficial Bancorp, Inc.	8,907	145,184
BofI Holding, Inc. (a)(b)	6,880	216,995
BSB Bancorp, Inc. (a)	1,124	31,303
Capitol Federal Financial, Inc.	15,873	239,524
Charter Financial Corp.	1,554	30,381
Clifton Bancorp, Inc.	2,679	43,052
Dime Community Bancshares, Inc.	4,529	97,374
Entegra Financial Corp. (a)	3,250	74,750
ESSA Bancorp, Inc.	1,771	27,982
First Defiance Financial Corp.	947	46,545
Greene County Bancorp, Inc. (b)	1,569	34,596
Hingham Institution for Savings	302	56,637
HMN Financial, Inc. (a)	930	16,833
Home Bancorp, Inc.	894	32,184
HomeStreet, Inc. (a)	2,539	69,315
HopFed Bancorp, Inc.	1,449	21,460
Kearny Financial Corp.	9,647	148,081
Lendingtree, Inc. (a)(b)	1,339	158,538
Malvern Bancorp, Inc. (a)	1,040	21,424
Meridian Bancorp, Inc. Maryland	5,772	109,957
Meta Financial Group, Inc.	963	82,433
MMA Capital Management, LLC (a)	848	18,910
MSB Financial Corp. (a)	1,420	23,501
NMI Holdings, Inc. (a)	6,552	72,727
Northfield Bancorp, Inc.	5,877	110,253
Northwest Bancshares, Inc.	10,997	199,486
OceanFirst Financial Corp.	2,848	83,133
Oconee Federal Financial Corp.	904	20,132
Oritani Financial Corp.	4,859	83,575
Provident Bancorp, Inc. (a)	1,541	30,050
Provident Financial Holdings, Inc.	1,215	22,672
Prudential Bancorp, Inc.	1,767	30,445
Riverview Bancorp, Inc.	3,670	28,369
SI Financial Group, Inc.	2,317	34,060
Southern Missouri Bancorp, Inc.	1,171	41,008
Territorial Bancorp, Inc.	1,174	37,826
TFS Financial Corp.	31,747	539,382
Timberland Bancorp, Inc.	1,314	27,463
Trustco Bank Corp., New York	9,952	83,099
United Community Financial Corp.	5,750	49,508
United Financial Bancorp, Inc. New	6,709	119,823
Washington Federal, Inc.	9,698	328,277
Waterstone Financial, Inc.	3,172	58,841
Westfield Financial, Inc.	5,307	53,335
WSFS Financial Corp.	3,655	166,668
		4,158,289

TOTAL FINANCIALS		72,277,419

HEALTH CARE - 13.0%
Biotechnology - 8.2%
Abeona Therapeutics, Inc. (a)(b)	4,235	22,869
AC Immune SA (b)	6,434	80,039
ACADIA Pharmaceuticals, Inc. (a)(b)	13,646	520,049
Acceleron Pharma, Inc. (a)	4,270	114,094
Achillion Pharmaceuticals, Inc. (a)	14,797	59,336
Acorda Therapeutics, Inc. (a)	5,442	143,941
Adamas Pharmaceuticals, Inc. (a)(b)	2,904	53,724
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	3,039	12,247
ADMA Biologics, Inc. (a)	1,986	9,275
Aduro Biotech, Inc. (a)(b)	6,966	78,368
Advanced Accelerator Applications SA sponsored ADR (a)	4,154	157,603
Advaxis, Inc. (a)(b)	4,739	41,656
Adverum Biotechnologies, Inc. (a)	5,346	14,167
Aeglea BioTherapeutics, Inc.	2,437	15,109
Affimed NV (a)(b)	4,569	9,252
Agenus, Inc. (a)(b)	8,994	38,135
Agios Pharmaceuticals, Inc. (a)(b)	4,708	228,056
Aimmune Therapeutics, Inc. (a)(b)	4,833	97,965
Akebia Therapeutics, Inc. (a)	4,712	47,214
Alder Biopharmaceuticals, Inc. (a)(b)	5,823	133,056
Alexion Pharmaceuticals, Inc. (a)	25,164	3,302,775
Alkermes PLC (a)(b)	17,015	961,348
Alnylam Pharmaceuticals, Inc. (a)(b)	9,682	499,978
AMAG Pharmaceuticals, Inc. (a)(b)	3,787	85,018
Amarin Corp. PLC ADR (a)(b)	28,884	98,206
Amgen, Inc.	83,212	14,689,414
Amicus Therapeutics, Inc. (a)(b)	17,298	112,264
Anavex Life Sciences Corp. (a)(b)	6,279	36,041
Anthera Pharmaceuticals, Inc. (a)(b)	4,668	3,174
Applied Genetic Technologies Corp. (a)	2,209	17,120
Aquinox Pharmaceuticals, Inc. (a)(b)	2,154	37,221
Arbutus Biopharma Corp. (a)(b)	6,169	16,502
Ardelyx, Inc. (a)	5,421	73,726
Arena Pharmaceuticals, Inc. (a)	32,613	51,529
Argos Therapeutics, Inc. (a)(b)	5,209	5,990
ArQule, Inc. (a)	8,267	10,582
Array BioPharma, Inc. (a)(b)	19,436	223,514
Arrowhead Pharmaceuticals, Inc. (a)(b)	5,738	12,968
Ascendis Pharma A/S sponsored ADR (a)(b)	2,408	71,205
Atara Biotherapeutics, Inc. (a)	3,158	48,791
Athersys, Inc. (a)	7,029	8,435
aTyr Pharma, Inc. (a)(b)	3,196	12,784
Audentes Therapeutics, Inc.	2,569	39,845
Aviragen Therapeutics, Inc. (a)	11,108	6,583
BeiGene Ltd. ADR	1,144	44,582
Bellicum Pharmaceuticals, Inc. (a)(b)	3,292	40,590
BioCryst Pharmaceuticals, Inc. (a)	8,496	53,015
Biogen, Inc. (a)	24,343	7,025,390
BioMarin Pharmaceutical, Inc. (a)	19,221	1,805,429
Biospecifics Technologies Corp. (a)	1,000	52,870
bluebird bio, Inc. (a)(b)	4,157	364,361
Blueprint Medicines Corp. (a)(b)	3,713	130,623
Calithera Biosciences, Inc. (a)	2,596	23,364
Cara Therapeutics, Inc. (a)(b)	3,572	57,259
Cascadian Therapeutics, Inc. (a)	4,374	18,546
Catabasis Pharmaceuticals, Inc. (a)(b)	2,345	2,814
Catalyst Biosciences, Inc. (a)	26	176
Catalyst Pharmaceutical Partners, Inc. (a)(b)	10,386	11,736
Celgene Corp. (a)	86,875	10,729,931
Celldex Therapeutics, Inc. (a)(b)	11,374	40,264
Cellectis SA sponsored ADR (a)	920	20,525
Cellular Biomedicine Group, Inc. (a)(b)	1,420	18,176
Cerulean Pharma, Inc. (a)	3,930	5,148
ChemoCentryx, Inc. (a)	5,900	39,058
Chiasma, Inc. (a)(b)	2,768	4,429
Chimerix, Inc. (a)	5,169	29,360
China Biologic Products, Inc. (a)(b)	2,991	293,716
Cidara Therapeutics, Inc. (a)	1,781	12,823
Clovis Oncology, Inc. (a)	4,563	263,787
Coherus BioSciences, Inc. (a)	4,974	117,386
Colucid Pharmaceuticals, Inc. (a)	2,121	98,680
Conatus Pharmaceuticals, Inc. (a)(b)	2,331	11,352
Concert Pharmaceuticals, Inc. (a)	2,982	27,733
ContraFect Corp. (a)(b)	3,500	7,525
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	5,210	44,546
Corvus Pharmaceuticals, Inc.	2,775	39,905
CRISPR Therapeutics AG (b)	4,516	107,165
CTI BioPharma Corp. (a)(b)	3,751	15,792
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	18,023	41,633
Cyclacel Pharmaceuticals, Inc.	68	231
Cytokinetics, Inc. (a)	4,576	48,506
CytomX Therapeutics, Inc. (a)	3,808	47,600
Cytori Therapeutics, Inc. (a)(b)	2,762	4,640
CytRx Corp. (a)(b)	8,695	3,744
DBV Technologies SA sponsored ADR (a)	2,911	106,048
Dicerna Pharmaceuticals, Inc. (a)	3,186	9,176
Dimension Therapeutics, Inc. (a)	7,947	13,510
Dyax Corp. rights 12/31/19 (a)	12,922	32,563
Dynavax Technologies Corp. (a)(b)	4,134	18,603
Eagle Pharmaceuticals, Inc. (a)(b)	1,808	138,656
Edge Therapeutics, Inc. (a)	3,808	37,204
Editas Medicine, Inc. (b)	4,133	103,036
Eiger Biopharmaceuticals, Inc. (a)(b)	831	9,390
Eleven Biotherapeutics, Inc. (a)(b)	2,151	4,302
Enanta Pharmaceuticals, Inc. (a)(b)	2,125	61,243
Enzymotec Ltd. (a)	3,319	29,871
Epizyme, Inc. (a)(b)	6,800	96,560
Esperion Therapeutics, Inc. (a)(b)	2,323	60,793
Exact Sciences Corp. (a)(b)	11,157	240,099
Exelixis, Inc. (a)	32,013	689,240
Fate Therapeutics, Inc. (a)	6,393	27,426
Fibrocell Science, Inc. (a)	5,039	3,527
FibroGen, Inc. (a)	7,173	179,325
Five Prime Therapeutics, Inc. (a)	3,145	144,261
Flexion Therapeutics, Inc. (a)	2,719	54,516
Fortress Biotech, Inc. (a)(b)	9,312	28,774
Forward Pharma A/S sponsored ADR (a)(b)	1,379	37,909
Foundation Medicine, Inc. (a)(b)	4,185	103,788
Galapagos Genomics NV sponsored ADR (a)(b)	1,178	83,108
Galectin Therapeutics, Inc. (a)(b)	5,558	10,560
Galena Biopharma, Inc. (a)	962	712
Galmed Pharmaceuticals Ltd. (a)	1,994	10,169
Genocea Biosciences, Inc. (a)(b)	3,104	14,496
Genomic Health, Inc. (a)	3,858	116,473
GenVec, Inc. (a)	1,732	11,570
Geron Corp. (a)(b)	18,943	40,727
Gilead Sciences, Inc.	147,331	10,383,889
Global Blood Therapeutics, Inc. (a)(b)	4,415	122,958
GlycoMimetics, Inc. (a)	2,464	15,055
Grifols SA ADR	16,218	282,193
GTx, Inc. (a)	1,999	9,415
Halozyme Therapeutics, Inc. (a)(b)	14,334	183,762
Harvard Apparatus (a)	1,420	529
Heron Therapeutics, Inc. (a)(b)	4,193	59,960
Idera Pharmaceuticals, Inc. (a)(b)	21,015	39,298
Ignyta, Inc. (a)	5,743	50,538
Immune Design Corp. (a)	2,730	13,923
ImmunoGen, Inc. (a)(b)	9,776	33,238
Immunomedics, Inc. (a)(b)	10,670	53,350
Incyte Corp. (a)	21,119	2,810,939
Infinity Pharmaceuticals, Inc.(a)	4,561	12,680
Inotek Pharmaceuticals Corp. (a)(b)	2,348	3,757
Inovio Pharmaceuticals, Inc. (a)(b)	7,878	55,540
Insmed, Inc. (a)(b)	6,939	110,538
Insys Therapeutics, Inc. (a)(b)	8,047	102,680
Intellia Therapeutics, Inc. (a)(b)	4,390	62,689
Intercept Pharmaceuticals, Inc. (a)(b)	2,798	356,997
Ionis Pharmaceuticals, Inc. (a)(b)	13,571	675,429
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	14,287	241,307
Juno Therapeutics, Inc. (a)(b)	11,746	282,374
Kalvista Pharmaceuticals, Inc. (a)(b)	303	2,197
Kamada (a)	4,827	33,548
Karyopharm Therapeutics, Inc. (a)	3,973	41,200
Keryx Biopharmaceuticals, Inc. (a)(b)	11,627	58,484
Kindred Biosciences, Inc. (a)	3,235	16,822
Kite Pharma, Inc. (a)(b)	5,473	387,324
Kura Oncology, Inc. (a)	3,078	25,701
La Jolla Pharmaceutical Co. (a)	2,259	75,699
Lexicon Pharmaceuticals, Inc. (a)(b)	11,638	199,944
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	2,394	250,484
General CVR (a)	1,530	5
Glucagon CVR (a)	1,530	38
rights (a)	1,530	4
TR Beta CVR (a)	1,530	15
Lion Biotechnologies, Inc. (a)	5,487	41,976
Loxo Oncology, Inc. (a)(b)	2,549	113,278
Macrogenics, Inc. (a)	4,176	88,281
Madrigal Pharmaceuticals, Inc. (a)	1,557	24,289
MannKind Corp. (a)(b)	51,428	27,257
MediciNova, Inc. (a)	4,155	26,758
MEI Pharma, Inc. (a)	2,584	4,367
Merrimack Pharmaceuticals, Inc. (a)	13,522	41,513
MiMedx Group, Inc. (a)(b)	12,861	110,219
Minerva Neurosciences, Inc. (a)	3,442	30,118
Mirati Therapeutics, Inc. (a)	2,001	11,106
Momenta Pharmaceuticals, Inc. (a)	7,787	120,309
Myriad Genetics, Inc. (a)(b)	7,406	143,899
NantKwest, Inc. (a)(b)	9,225	43,634
Natera, Inc. (a)(b)	5,936	56,748
Neothetics, Inc. (a)	1,923	2,846
Neuralstem, Inc. (a)(b)	992	4,593
Neurocrine Biosciences, Inc. (a)	9,660	426,586
NewLink Genetics Corp. (a)	3,206	50,366
Nivalis Therapeutics, Inc. (a)	1,919	5,239
Novavax, Inc. (a)(b)	30,927	46,700
Novelion Therapeutics, Inc. (a)	2,601	26,998
Novelion Therapeutics, Inc.:
warrants (a)	5,463	0
warrants (a)	5,463	0
Nymox Pharmaceutical Corp. (a)(b)	3,354	11,873
Ohr Pharmaceutical, Inc. (a)	2,335	2,085
OncoGenex Pharmaceuticals, Inc. (a)(b)	4,108	2,239
OncoMed Pharmaceuticals, Inc. (a)	3,497	35,530
Onconova Therapeutics, Inc. (a)	274	754
Ophthotech Corp. (a)	4,005	14,338
Opko Health, Inc. (a)(b)	63,369	531,666
Organovo Holdings, Inc. (a)(b)	12,735	39,733
Osiris Therapeutics, Inc. (a)(b)	4,343	24,972
Otonomy, Inc. (a)	3,106	46,124
OvaScience, Inc. (a)	10,271	15,201
PDL BioPharma, Inc.	17,200	36,808
Peregrine Pharmaceuticals, Inc. (a)	52,188	31,574
Pluristem Therapeutics, Inc. (a)	15,527	17,701
Portola Pharmaceuticals, Inc. (a)	6,563	227,605
Prana Biotechnology Ltd. ADR (a)	1,273	2,775
Progenics Pharmaceuticals, Inc. (a)(b)	9,231	103,756
ProNai Therapeutics, Inc. (a)	3,409	5,148
ProQR Therapeutics BV (a)	2,551	10,332
Protagonist Therapeutics, Inc.	2,354	32,626
Proteon Therapeutics, Inc. (a)(b)	3,341	6,181
Proteostasis Therapeutics, Inc.	2,741	39,882
Prothena Corp. PLC (a)(b)	3,876	227,327
PTC Therapeutics, Inc. (a)	4,478	61,035
Puma Biotechnology, Inc. (a)	3,450	126,615
Radius Health, Inc. (a)(b)	4,746	199,996
Recro Pharma, Inc. (a)	2,598	20,264
Regeneron Pharmaceuticals, Inc. (a)	11,581	4,325,504
REGENXBIO, Inc. (a)(b)	3,078	56,635
Regulus Therapeutics, Inc. (a)(b)	5,854	6,147
Repligen Corp. (a)	4,000	126,040
Retrophin, Inc. (a)	4,058	86,314
Rigel Pharmaceuticals, Inc. (a)	12,475	30,564
Sage Therapeutics, Inc. (a)(b)	4,180	281,732
Sangamo Therapeutics, Inc. (a)(b)	7,104	32,323
Sarepta Therapeutics, Inc. (a)(b)	6,072	188,900
Seattle Genetics, Inc. (a)(b)	15,939	1,046,395
Selecta Biosciences, Inc.	2,216	28,985
Seres Therapeutics, Inc. (a)(b)	4,374	42,340
Shire PLC sponsored ADR	9,203	1,662,982
Sinovac Biotech Ltd. (a)	6,797	38,743
Sorrento Therapeutics, Inc. (a)(b)	8,180	42,536
Spark Therapeutics, Inc. (a)(b)	3,283	209,390
Spectrum Pharmaceuticals, Inc. (a)	9,813	62,803
Stemline Therapeutics, Inc. (a)	2,506	17,542
Sunesis Pharmaceuticals, Inc. (a)	1,180	4,968
Syndax Pharmaceuticals, Inc.	2,023	23,022
Synergy Pharmaceuticals, Inc. (a)(b)	20,491	118,643
Syros Pharmaceuticals, Inc. (b)	3,027	33,448
T2 Biosystems, Inc. (a)(b)	4,122	23,289
Tenax Therapeutics, Inc. (a)(b)	4,030	2,932
TESARO, Inc. (a)(b)	5,821	1,096,502
TG Therapeutics, Inc. (a)(b)	6,336	36,115
Threshold Pharmaceuticals, Inc. (a)(b)	13,695	8,316
Tobira Therapeutics, Inc. rights (a)(b)	1,750	32,620
Tokai Pharmaceuticals, Inc. (a)(b)	2,800	2,296
TONIX Pharmaceuticals Holding (a)(b)	2,853	1,427
TRACON Pharmaceuticals, Inc. (a)(b)	1,616	6,302
Trevena, Inc. (a)(b)	6,242	25,343
Trillium Therapeutics, Inc. (a)	1,429	8,503
Trovagene, Inc. (a)(b)	3,501	6,827
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,803	408,639
uniQure B.V. (a)(b)	2,754	17,515
United Therapeutics Corp. (a)(b)	4,800	709,056
Vanda Pharmaceuticals, Inc. (a)	4,602	65,579
VBI Vaccines, Inc. (a)	6,640	30,810
VBL Therapeutics (a)	4,192	24,104
Veracyte, Inc. (a)	4,148	32,147
Verastem, Inc. (a)	5,377	6,130
Versartis, Inc. (a)	3,417	74,661
Vertex Pharmaceuticals, Inc. (a)	27,634	2,504,193
Vical, Inc. (a)	1,720	3,664
Vital Therapies, Inc. (a)	4,066	18,907
Voyager Therapeutics, Inc. (a)(b)	3,658	47,371
Windtree Therapeutics, Inc. (a)	1,044	1,211
Xbiotech, Inc. (a)(b)	3,328	44,895
Xencor, Inc. (a)	4,612	114,608
Xenon Pharmaceuticals, Inc. (a)	2,630	21,172
XOMA Corp. (a)(b)	477	2,242
Zafgen, Inc. (a)	4,343	17,242
ZIOPHARM Oncology, Inc. (a)(b)	14,926	94,780
		80,854,290
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	2,593	129,261
Abiomed, Inc. (a)	4,846	571,683
Accuray, Inc. (a)(b)	9,133	47,035
Align Technology, Inc. (a)	8,912	915,797
Alliqua Biomedical, Inc. (a)	5,558	2,696
Alphatec Holdings, Inc. (a)	1,001	3,373
Analogic Corp.	1,462	120,396
Angiodynamics, Inc. (a)	4,431	72,447
Anika Therapeutics, Inc. (a)(b)	1,646	77,016
Antares Pharma, Inc. (a)	20,506	50,445
Apollo Endosurgery, Inc. (a)	1,390	13,983
Atricure, Inc. (a)(b)	4,142	75,592
Atrion Corp.	225	109,811
Avinger, Inc. (a)	1,917	4,888
AxoGen, Inc. (a)	3,469	36,251
BioLase Technology, Inc. (a)	3,281	4,790
Cardiovascular Systems, Inc. (a)	3,492	99,173
Cerus Corp. (a)(b)	10,499	43,991
ConforMis, Inc. (a)(b)	4,762	23,953
CONMED Corp.	3,282	136,597
Cutera, Inc. (a)	1,205	24,582
Cynosure, Inc. Class A (a)(b)	2,845	187,770
CytoSorbents Corp. (a)(b)	4,350	24,578
Dentsply Sirona, Inc.	25,973	1,649,805
DexCom, Inc. (a)(b)	9,438	737,674
Dextera Surgical, Inc. (a)	907	1,052
EDAP TMS SA sponsored ADR (a)	3,418	9,673
Endologix, Inc. (a)(b)	9,487	62,709
Entellus Medical, Inc. (a)	2,468	34,355
EnteroMedics, Inc. (a)(b)	1,372	8,726
Exactech, Inc. (a)	1,853	45,028
Fonar Corp. (a)	866	16,021
Genmark Diagnostics, Inc. (a)	5,392	61,037
Hologic, Inc. (a)	31,142	1,263,742
ICU Medical, Inc. (a)	1,744	262,298
IDEXX Laboratories, Inc. (a)	10,050	1,456,647
Inogen, Inc. (a)	2,129	146,092
Insulet Corp. (a)	6,522	284,098
Integra LifeSciences Holdings Corp. (a)	8,198	350,383
Intuitive Surgical, Inc. (a)	4,344	3,201,528
InVivo Therapeutics Holdings Corp. (a)(b)	2,858	12,004
Invuity, Inc. (a)(b)	1,818	14,271
IRadimed Corp. (a)(b)	1,337	11,164
iRhythm Technologies, Inc.	2,676	103,080
Iridex Corp. (a)	1,861	29,478
K2M Group Holdings, Inc. (a)	5,117	102,596
Lantheus Holdings, Inc. (a)(b)	4,364	55,859
LeMaitre Vascular, Inc.	2,175	48,155
LivaNova PLC (a)	5,534	278,914
Masimo Corp. (a)	5,567	503,034
Mazor Robotics Ltd. sponsored ADR (a)(b)	1,337	31,674
Meridian Bioscience, Inc.	4,736	60,858
Merit Medical Systems, Inc. (a)	4,955	152,614
Microbot Medical, Inc. (a)(b)	4,830	32,796
Natus Medical, Inc. (a)	3,802	140,769
Neogen Corp. (a)	4,319	280,130
Neovasc, Inc. (a)	6,988	9,418
Novadaq Technologies, Inc. (a)(b)	6,550	47,553
Novocure Ltd. (a)(b)	9,303	70,703
NuVasive, Inc. (a)	5,687	425,160
NxStage Medical, Inc. (a)	7,461	213,086
Obalon Therapeutics, Inc. (b)	2,329	21,706
OraSure Technologies, Inc. (a)	5,633	63,146
Orthofix International NV (a)	2,221	79,312
Oxford Immunotec Global PLC (a)(b)	2,889	39,030
PhotoMedex, Inc. (a)	539	1,175
Quidel Corp. (a)	3,469	72,849
Quotient Ltd. (a)	3,380	23,153
ReWalk Robotics Ltd. (a)	1,480	3,404
Rockwell Medical Technologies, Inc. (a)(b)	5,906	35,082
RTI Biologics, Inc. (a)	7,703	28,886
Seaspine Holdings Corp. (a)	1,205	8,543
Second Sight Medical Products, Inc. (a)(b)	7,166	11,967
Second Sight Medical Products, Inc. rights 3/6/17 (a)	6,668	0
Sientra, Inc. (a)(b)	1,978	19,246
Staar Surgical Co. (a)	3,964	39,442
SurModics, Inc. (a)	1,299	32,150
Synergetics U.S.A., Inc. (a)	3,200	608
Syneron Medical Ltd. (a)(b)	3,745	34,829
Tactile Systems Technology, Inc. (b)	1,980	40,055
Tandem Diabetes Care, Inc. (a)(b)	3,858	9,259
TearLab Corp. (a)	504	2,591
The Spectranetics Corp. (a)(b)	4,363	121,400
Trinity Biotech PLC sponsored ADR (a)	2,762	17,042
Unilife Corp. (a)(b)	5,991	11,443
Utah Medical Products, Inc.	542	33,550
Vermillion, Inc. (a)(b)	10,856	25,077
ViewRay, Inc. (a)	5,247	27,547
Wright Medical Group NV (a)(b)	11,286	314,654
Zeltiq Aesthetics, Inc. (a)	4,370	241,923
		16,349,361
Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. (a)(b)	9,957	445,277
Aceto Corp.	3,313	50,821
Addus HomeCare Corp. (a)	1,466	47,205
Air Methods Corp. (a)(b)	4,257	161,127
Alliance Healthcare Services, Inc. (a)	1,293	13,383
Almost Family, Inc. (a)	1,345	66,779
Amedisys, Inc. (a)	3,708	178,800
BioScrip, Inc. (a)(b)	12,522	18,908
BioTelemetry, Inc. (a)	3,322	84,545
Caladrius Biosciences, Inc. (a)	429	2,149
Corvel Corp. (a)	2,501	101,040
Cross Country Healthcare, Inc. (a)	4,093	63,319
Express Scripts Holding Co. (a)	68,950	4,871,318
Five Star Quality Care, Inc. (a)	7,920	18,216
HealthEquity, Inc. (a)	6,735	294,320
Henry Schein, Inc. (a)	8,953	1,535,977
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	5,306	85,002
Interpace Diagnostics Group, Inc. (a)	175	487
LHC Group, Inc. (a)	2,236	107,373
LifePoint Hospitals, Inc. (a)	4,713	301,868
Magellan Health Services, Inc. (a)	2,757	190,647
National Research Corp. Class A	2,951	55,036
Patterson Companies, Inc. (b)	10,896	495,223
Premier, Inc. (a)	5,557	174,657
Providence Service Corp. (a)	1,808	73,441
Psychemedics Corp.	961	20,421
RadNet, Inc. (a)	5,729	34,088
Sharps Compliance Corp. (a)	2,543	11,850
Surgery Partners, Inc. (a)(b)	5,375	120,938
Surgical Care Affiliates, Inc. (a)	4,478	253,992
The Ensign Group, Inc.	6,020	113,417
Tivity Health, Inc. (a)	4,263	123,201
VCA, Inc. (a)	9,112	828,281
		10,943,106
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	21,100	256,998
athenahealth, Inc. (a)(b)	4,476	527,855
Cerner Corp. (a)	38,021	2,092,676
Computer Programs & Systems, Inc. (b)	1,837	49,415
Connecture, Inc. (a)	3,323	6,380
Fulgent Genetics, Inc.	2,395	27,183
HealthStream, Inc. (a)(b)	3,292	80,555
HMS Holdings Corp. (a)	9,394	175,010
Inovalon Holdings, Inc. Class A (a)(b)	7,615	91,380
Medidata Solutions, Inc. (a)(b)	6,478	362,250
NantHealth, Inc. (b)	13,824	104,648
Omnicell, Inc. (a)	4,005	152,290
Quality Systems, Inc. (a)	7,443	113,580
Simulations Plus, Inc.	2,515	24,270
Tabula Rasa HealthCare, Inc.	2,080	29,474
		4,093,964
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	5,652	144,126
Albany Molecular Research, Inc. (a)(b)	5,355	80,164
Bio-Techne Corp.	4,180	444,418
Bruker Corp.	18,152	438,371
ChromaDex, Inc. (a)	5,599	15,453
Compugen Ltd. (a)(b)	6,387	27,145
Fluidigm Corp. (a)(b)	2,931	19,227
Harvard Bioscience, Inc. (a)	5,680	15,904
ICON PLC (a)(b)	6,175	517,280
Illumina, Inc. (a)	16,449	2,753,563
INC Research Holdings, Inc. Class A (a)	6,119	267,094
Luminex Corp.	4,950	91,971
Medpace Holdings, Inc.	4,232	122,516
Nanostring Technologies, Inc. (a)	2,713	51,194
NeoGenomics, Inc. (a)	7,667	61,873
Pacific Biosciences of California, Inc. (a)(b)	11,138	56,247
PAREXEL International Corp. (a)	5,916	382,706
PRA Health Sciences, Inc. (a)	6,909	407,700
pSivida Corp. (a)(b)	5,442	9,524
QIAGEN NV (a)	24,883	708,170
VWR Corp. (a)(b)	14,887	418,325
		7,032,971
Pharmaceuticals - 0.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	4,873	14,863
Achaogen, Inc. (a)	4,065	95,324
Aclaris Therapeutics, Inc. (a)	3,026	94,502
Aerie Pharmaceuticals, Inc. (a)	3,879	183,671
Agile Therapeutics, Inc. (a)(b)	3,355	7,448
Akorn, Inc. (a)(b)	14,331	298,228
Alcobra Pharma Ltd. (a)	4,604	6,031
Alimera Sciences, Inc. (a)	5,302	6,840
Amphastar Pharmaceuticals, Inc. (a)	5,173	80,026
ANI Pharmaceuticals, Inc. (a)	1,403	82,875
ANI Pharmaceuticals, Inc. rights (a)	739	0
Apricus Biosciences, Inc. (a)(b)	843	2,445
Aralez Pharmaceuticals, Inc. (a)(b)	7,467	30,167
Aratana Therapeutics, Inc. (a)(b)	4,028	26,625
Assembly Biosciences, Inc. (a)(b)	1,960	40,886
AstraZeneca PLC rights (a)	1,845	0
Auris Medical Holding AG (a)(b)	4,311	3,427
Avexis, Inc. (b)	3,185	195,304
Axsome Therapeutics, Inc. (a)(b)	2,829	12,872
Bio Path Holdings, Inc. (a)(b)	12,280	10,046
Biodelivery Sciences International, Inc. (a)(b)	8,007	16,014
Cardiome Pharma Corp. (a)(b)	3,943	11,875
Cempra, Inc. (a)	6,032	20,509
Clearside Biomedical, Inc.	3,760	29,516
Collegium Pharmaceutical, Inc. (a)(b)	3,305	43,824
Concordia International Corp. (a)(b)	5,899	13,332
Corcept Therapeutics, Inc. (a)	12,921	116,160
Corium International, Inc. (a)(b)	3,194	12,297
Cumberland Pharmaceuticals, Inc. (a)	3,403	19,227
DepoMed, Inc. (a)(b)	6,625	108,584
Dermira, Inc. (a)	4,197	141,397
Dipexium Pharmaceuticals, Inc. (a)(b)	1,643	1,807
Durect Corp. (a)	18,258	18,806
Egalet Corp. (a)(b)	3,252	16,065
Endo International PLC (a)(b)	25,396	346,655
Endocyte, Inc. (a)	2,942	6,031
Flamel Technologies SA sponsored ADR (a)	4,405	46,957
Flex Pharma, Inc. (a)	2,322	9,683
Foamix Pharmaceuticals Ltd. (a)(b)	4,830	47,237
GW Pharmaceuticals PLC ADR (a)(b)	2,107	262,911
Heska Corp. (a)	706	65,474
Horizon Pharma PLC (a)	17,699	284,069
Hutchison China Meditech Ltd. sponsored ADR (a)	1,750	22,295
Impax Laboratories, Inc. (a)	8,181	116,579
Imprimis Pharmaceuticals, Inc. (a)	2,033	4,961
Innocoll Holdings PLC (a)	3,359	2,385
Innoviva, Inc. (a)(b)	13,175	152,171
Intersect ENT, Inc. (a)	3,404	46,294
Intra-Cellular Therapies, Inc. (a)	4,794	62,562
Jazz Pharmaceuticals PLC (a)	6,719	891,074
Jounce Therapeutics, Inc. (b)	3,331	67,486
Juniper Pharmaceuticals, Inc. (a)	1,249	6,183
KemPharm, Inc. (a)(b)	1,899	7,786
Lipocine, Inc. (a)(b)	2,164	8,569
Marinus Pharmaceuticals, Inc. (a)(b)	1,896	2,616
MediWound Ltd. (a)	2,928	17,422
Merus B.V.	2,591	63,143
Mylan N.V. (a)	59,964	2,509,493
MyoKardia, Inc. (a)	3,830	46,535
Nektar Therapeutics (a)	18,132	237,167
Neos Therapeutics, Inc. (a)(b)	1,949	11,694
NeuroDerm Ltd. (a)	2,639	61,093
Novan, Inc. (b)	1,966	11,128
Ocera Therapeutics, Inc. (a)(b)	3,880	2,561
Ocular Therapeutix, Inc. (a)(b)	2,580	21,517
Omeros Corp. (a)(b)	4,524	55,057
Oncobiologics, Inc. (a)	3,799	12,119
Orexigen Therapeutics, Inc. (a)(b)	1,849	7,895
Pacira Pharmaceuticals, Inc. (a)(b)	4,330	189,221
Pain Therapeutics, Inc. (a)	7,495	4,289
Paratek Pharmaceuticals, Inc. (a)	2,984	44,611
Pernix Therapeutics Holdings, Inc. (a)(b)	524	1,687
Phibro Animal Health Corp. Class A	1,911	53,221
Reata Pharmaceuticals, Inc. (b)	1,120	28,392
RedHill Biopharma Ltd. sponsored ADR (a)(b)	1,226	11,757
Repros Therapeutics, Inc. (a)(b)	2,506	2,982
Revance Therapeutics, Inc. (a)(b)	3,191	67,011
SciClone Pharmaceuticals, Inc. (a)	5,462	54,074
Sonoma Pharmaceuticals, Inc. (a)	1,801	12,697
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	4,700	55,225
Supernus Pharmaceuticals, Inc. (a)	5,915	152,016
Teligent, Inc. (a)(b)	6,816	48,734
Tetraphase Pharmaceuticals, Inc. (a)	4,139	21,399
The Medicines Company (a)(b)	8,062	422,610
Theravance Biopharma, Inc. (a)(b)	5,554	170,063
Titan Pharmaceuticals, Inc. (a)(b)	4,160	15,600
VIVUS, Inc. (a)	10,971	12,288
WAVE Life Sciences (a)(b)	2,741	82,504
Zogenix, Inc. (a)(b)	2,452	25,378
Zynerba Pharmaceuticals, Inc. (a)(b)	1,611	36,892
		8,790,446

TOTAL HEALTH CARE		128,064,138

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	2,716	73,386
Astronics Corp. (a)	2,165	72,549
BE Aerospace, Inc.	11,251	715,564
Elbit Systems Ltd. (b)	4,748	560,264
Innovative Solutions & Support, Inc. (a)	2,452	7,699
KEYW Holding Corp. (a)(b)	4,134	41,009
KLX, Inc. (a)	5,894	296,704
Kratos Defense & Security Solutions, Inc. (a)(b)	7,875	64,969
LMI Aerospace, Inc. (a)	1,301	17,902
Mercury Systems, Inc. (a)	4,569	170,698
Taser International, Inc. (a)(b)	5,594	143,598
		2,164,342
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,584	112,060
Atlas Air Worldwide Holdings, Inc. (a)	2,936	166,912
C.H. Robinson Worldwide, Inc. (b)	15,890	1,277,079
Echo Global Logistics, Inc. (a)	3,668	80,146
Expeditors International of Washington, Inc.	20,309	1,145,021
Forward Air Corp.	3,440	170,452
Hub Group, Inc. Class A (a)	3,494	176,447
Park-Ohio Holdings Corp.	1,433	63,983
		3,192,100
Airlines - 0.6%
Allegiant Travel Co.	1,919	334,098
American Airlines Group, Inc.	57,797	2,679,469
Hawaiian Holdings, Inc. (a)	6,113	297,397
JetBlue Airways Corp. (a)	35,909	716,744
Ryanair Holdings PLC sponsored ADR (a)	11,759	961,298
SkyWest, Inc.	5,699	200,320
Spirit Airlines, Inc. (a)	7,615	397,579
		5,586,905
Building Products - 0.1%
AAON, Inc. (b)	5,724	192,613
American Woodmark Corp. (a)	1,817	157,080
Apogee Enterprises, Inc. (b)	3,446	197,042
Builders FirstSource, Inc. (a)	11,878	153,701
Caesarstone Sdot-Yam Ltd. (a)(b)	3,791	126,619
CSW Industrials, Inc. (a)	1,683	62,439
Gibraltar Industries, Inc. (a)	3,589	148,764
Insteel Industries, Inc. (b)	2,247	81,162
Patrick Industries, Inc. (a)	1,771	141,414
Universal Forest Products, Inc.	2,279	218,351
		1,479,185
Commercial Services & Supplies - 0.6%
Aqua Metals, Inc. (a)(b)	2,287	38,970
Casella Waste Systems, Inc. Class A (a)	4,411	51,520
CECO Environmental Corp.	3,878	43,821
China Recycling Energy Corp. (a)	450	774
Cintas Corp.	11,681	1,378,475
Copart, Inc. (a)	12,628	746,820
Essendant, Inc.	4,330	68,977
Fuel Tech, Inc. (a)	2,763	3,067
G&K Services, Inc. Class A	2,250	212,625
Healthcare Services Group, Inc.	8,173	338,199
Heritage-Crystal Clean, Inc. (a)	2,716	40,468
Herman Miller, Inc.	6,846	204,011
Hudson Technologies, Inc. (a)	4,571	32,728
InnerWorkings, Inc. (a)	7,057	68,523
Interface, Inc.	7,588	143,413
Intersections, Inc. (a)(b)	1,893	6,985
Kimball International, Inc. Class B	4,058	66,551
Matthews International Corp. Class A	3,586	236,138
McGrath RentCorp.	2,795	105,176
Mobile Mini, Inc.	5,045	164,215
Multi-Color Corp.	1,901	136,302
Odyssey Marine Exploration, Inc. (a)(b)	929	3,781
Performant Financial Corp. (a)	4,773	8,591
Perma-Fix Environmental Services, Inc. (a)	1,642	4,844
SP Plus Corp. (a)	2,672	86,172
Stericycle, Inc. (a)(b)	9,461	784,128
Tetra Tech, Inc.	6,280	252,770
U.S. Ecology, Inc.	2,376	120,582
VSE Corp. (b)	1,130	45,968
West Corp.	9,353	223,630
		5,618,224
Construction & Engineering - 0.0%
Aegion Corp. (a)	4,093	93,157
Great Lakes Dredge & Dock Corp. (a)	7,228	31,442
Ies Holdings, Inc. (a)	2,513	47,119
Layne Christensen Co. (a)(b)	2,548	24,333
MYR Group, Inc. (a)	1,732	64,967
Northwest Pipe Co. (a)	1,376	24,066
NV5 Holdings, Inc. (a)(b)	996	36,653
Primoris Services Corp.	6,207	154,306
Sterling Construction Co., Inc. (a)	4,018	36,122
		512,165
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	1,121	27,072
American Superconductor Corp. (a)(b)	2,035	12,434
Ballard Power Systems, Inc. (a)(b)	20,493	39,036
Broadwind Energy, Inc. (a)	1,034	5,697
Capstone Turbine Corp. (a)	1,790	1,298
Encore Wire Corp.	2,218	105,355
Energous Corp. (a)(b)	2,434	37,338
Energy Focus, Inc. (a)(b)	1,164	3,597
Enphase Energy, Inc. (a)(b)	4,011	7,180
FuelCell Energy, Inc. (a)(b)	4,171	6,465
Highpower International, Inc. (a)	1,338	3,278
Hydrogenics Corp. (a)	735	4,226
LSI Industries, Inc.	3,460	34,185
Plug Power, Inc. (a)(b)	22,920	24,754
Powell Industries, Inc.	1,463	47,752
Power Solutions International, Inc. (a)(b)	1,219	6,461
Preformed Line Products Co.	679	31,248
Revolution Lighting Technologies, Inc. (a)(b)	2,648	16,471
Sunrun, Inc. (a)(b)	10,676	60,746
TPI Composites, Inc.	3,968	69,242
Ultralife Corp. (a)	2,581	14,066
Vicor Corp. (a)	3,162	51,383
		609,284
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	4,228	124,937
Machinery - 0.7%
Altra Industrial Motion Corp.	2,985	115,967
American Railcar Industries, Inc. (b)	2,416	107,657
ARC Group Worldwide, Inc. (a)	1,766	7,682
Astec Industries, Inc.	2,591	163,673
Blue Bird Corp. (a)(b)	2,134	36,278
Chart Industries, Inc. (a)	3,499	124,529
Columbus McKinnon Corp. (NY Shares)	2,537	65,480
Commercial Vehicle Group, Inc. (a)	3,880	24,444
Dmc Global, Inc.	1,290	19,286
Eastern Co.	1,010	19,544
Energy Recovery, Inc. (a)(b)	5,995	50,418
ExOne Co. (a)(b)	1,424	14,126
Franklin Electric Co., Inc.	5,258	220,310
FreightCar America, Inc.	1,301	17,837
Gencor Industries, Inc. (a)	948	13,509
Hardinge, Inc.	2,333	24,427
Hurco Companies, Inc.	576	15,840
Jason Industries, Inc. (a)	2,971	4,070
Kornit Digital Ltd. (a)	4,156	67,327
L.B. Foster Co. Class A	960	13,392
Lincoln Electric Holdings, Inc.	7,461	628,291
Manitex International, Inc. (a)	1,561	12,051
Middleby Corp. (a)	6,456	895,512
NN, Inc.	3,153	63,375
Nordson Corp.	6,290	755,052
Omega Flex, Inc.	1,290	58,566
PACCAR, Inc.	39,202	2,619,086
RBC Bearings, Inc. (a)	2,588	241,460
Sun Hydraulics Corp.	3,010	111,370
TriMas Corp. (a)	5,461	120,415
Twin Disc, Inc. (a)	989	18,099
Westport Fuel Systems, Inc. (a)	11,752	12,340
Woodward, Inc.	6,928	488,078
		7,149,491
Marine - 0.0%
Diana Containerships, Inc. (b)	532	1,293
DryShips, Inc. (a)	5	10
Eagle Bulk Shipping, Inc. (a)(b)	5,813	31,041
Euroseas Ltd. (a)	391	563
Golden Ocean Group Ltd. (a)	13,779	94,112
Rand Logistics, Inc. (a)	3,020	2,265
Star Bulk Carriers Corp. (a)(b)	5,204	48,761
		178,045
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	2,898	104,183
Acacia Research Corp. (a)	5,126	29,987
Advisory Board Co. (a)	4,434	199,530
Barrett Business Services, Inc.	790	50,584
Cogint, Inc. (a)	9,119	33,284
CRA International, Inc.	1,049	37,617
Exponent, Inc.	2,889	165,973
Heidrick & Struggles International, Inc.	2,156	52,714
Hudson Global, Inc. (b)	5,640	6,035
Huron Consulting Group, Inc. (a)	2,310	100,370
ICF International, Inc. (a)	2,281	97,969
IHS Markit Ltd. (a)	47,411	1,886,958
Kelly Services, Inc. Class A (non-vtg.)	4,056	86,717
Kforce, Inc.	3,076	79,207
Pendrell Corp. (a)	4,131	27,182
Resources Connection, Inc.	4,188	70,777
RPX Corp. (a)	5,602	60,222
Verisk Analytics, Inc. (a)	18,861	1,563,954
Willdan Group, Inc. (a)	1,095	30,353
		4,683,616
Road & Rail - 1.0%
AMERCO	2,209	853,337
ArcBest Corp.	2,887	84,733
Avis Budget Group, Inc. (a)	9,880	341,650
Covenant Transport Group, Inc. Class A (a)	1,616	32,385
CSX Corp.	105,224	5,109,677
Heartland Express, Inc. (b)	9,010	186,867
J.B. Hunt Transport Services, Inc.	12,536	1,230,659
Landstar System, Inc.	4,721	409,783
Marten Transport Ltd.	3,363	82,562
Old Dominion Freight Lines, Inc.	9,097	834,741
P.A.M. Transportation Services, Inc. (a)	819	14,930
Patriot Transportation Holding, Inc. (a)	504	11,516
Saia, Inc. (a)	2,719	131,464
Student Transportation, Inc. (a)(b)	11,541	63,953
U.S.A. Truck, Inc. (a)(b)	1,204	11,450
Universal Logistics Holdings I	3,664	50,014
Werner Enterprises, Inc.	8,220	230,160
YRC Worldwide, Inc. (a)	3,618	46,455
		9,726,336
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	6,420	291,725
BMC Stock Holdings, Inc. (a)	7,854	164,934
DXP Enterprises, Inc. (a)	1,986	69,510
Fastenal Co.	32,138	1,607,864
General Finance Corp. (a)	3,875	19,569
H&E Equipment Services, Inc.	3,698	97,036
HD Supply Holdings, Inc. (a)	22,544	969,392
Houston Wire & Cable Co.	2,204	14,767
Huttig Building Products, Inc. (a)	4,780	31,835
Lawson Products, Inc. (a)	1,140	31,521
Nexeo Solutions, Inc. (a)(b)	11,313	104,758
Rush Enterprises, Inc.:
Class A (a)	4,147	142,989
Class B (a)	403	12,892
Titan Machinery, Inc. (a)(b)	2,376	33,620
Willis Lease Finance Corp. (a)	575	14,617
		3,607,029
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	877	33,659

TOTAL INDUSTRIALS		44,665,318

INFORMATION TECHNOLOGY - 47.8%
Communications Equipment - 2.8%
ADTRAN, Inc.	5,043	106,659
Applied Optoelectronics, Inc. (a)(b)	2,383	109,427
Arris International PLC (a)	21,472	553,978
AudioCodes Ltd. (a)	5,676	38,540
Aviat Networks, Inc. (a)	1,212	18,786
Bel Fuse, Inc. Class B (non-vtg.)	1,043	27,222
Black Box Corp.	2,236	20,124
Brocade Communications Systems, Inc.	44,919	552,953
CalAmp Corp. (a)	4,407	71,437
Ceragon Networks Ltd. (a)	11,578	42,607
Cisco Systems, Inc.	560,529	19,158,881
Clearfield, Inc. (a)	1,864	30,476
ClearOne, Inc.	1,493	17,020
CommScope Holding Co., Inc. (a)	21,619	822,603
Communications Systems, Inc.	2,501	10,954
Comtech Telecommunications Corp.	2,845	32,461
Digi International, Inc. (a)	2,984	36,703
DragonWave, Inc. (a)	154	209
EchoStar Holding Corp. Class A (a)	5,078	270,505
EMCORE Corp.	3,509	31,406
EXFO, Inc. (sub. vtg.) (a)	2,587	13,595
Extreme Networks, Inc. (a)	10,074	62,963
F5 Networks, Inc. (a)	7,355	1,053,751
Finisar Corp. (a)	12,459	417,127
Gilat Satellite Networks Ltd. (a)	6,934	36,612
Harmonic, Inc. (a)(b)	9,429	50,917
Infinera Corp. (a)(b)	15,717	170,529
InterDigital, Inc.	3,877	325,862
Ituran Location & Control Ltd.	2,421	67,788
Ixia (a)	8,600	168,560
KVH Industries, Inc. (a)	2,031	20,412
Lumentum Holdings, Inc. (a)	6,752	309,917
Mitel Networks Corp. (a)	14,626	96,824
MRV Communications, Inc. (a)	922	7,099
NETGEAR, Inc. (a)	3,635	199,198
NetScout Systems, Inc. (a)	10,391	383,947
Oclaro, Inc. (a)	18,306	155,601
Parkervision, Inc. (a)(b)	1,169	2,467
PC-Tel, Inc.	3,188	17,853
Radcom Ltd. (a)(b)	1,732	31,955
Radware Ltd. (a)(b)	4,888	75,520
ShoreTel, Inc. (a)	7,746	50,349
Sierra Wireless, Inc. (a)	3,754	106,051
Silicom Ltd.	989	37,582
Sonus Networks, Inc. (a)	6,455	38,085
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	35,843	231,187
Tessco Technologies, Inc.	991	14,072
Ubiquiti Networks, Inc. (a)(b)	9,295	456,756
UTStarcom Holdings Corp. (a)	3,963	6,737
ViaSat, Inc. (a)(b)	6,471	445,464
Viavi Solutions, Inc. (a)	26,617	266,702
Westell Technologies, Inc. Class A (a)	7,958	5,610
Wi-Lan, Inc.	17,099	30,511
		27,310,554
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	3,010	27,391
Cardtronics PLC	4,975	219,298
CDW Corp.	17,904	1,054,546
Cognex Corp.	9,480	728,159
Coherent, Inc. (a)	2,747	501,547
Control4 Corp. (a)(b)	3,428	51,180
CUI Global, Inc. (a)(b)	2,984	18,859
Daktronics, Inc.	5,037	47,197
Deswell Industries, Inc.	2,457	4,496
Echelon Corp. (a)	522	2,532
Electro Scientific Industries, Inc. (a)	4,933	32,952
ePlus, Inc. (a)	819	103,972
FARO Technologies, Inc. (a)	1,978	68,241
Flextronics International Ltd. (a)	60,226	993,127
FLIR Systems, Inc.	15,314	562,177
Frequency Electronics, Inc. (a)	1,561	17,311
Hollysys Automation Technologies Ltd. (b)	6,583	114,939
I. D. Systems Inc. (a)	1,721	10,085
Identiv, Inc. (a)	873	4,330
II-VI, Inc. (a)	6,806	242,294
Insight Enterprises, Inc. (a)	4,044	171,304
IPG Photonics Corp. (a)	5,937	702,347
Iteris, Inc. (a)	4,972	23,170
Itron, Inc. (a)	4,399	284,615
Kimball Electronics, Inc. (a)	3,456	55,642
Littelfuse, Inc.	2,452	395,875
Maxwell Technologies, Inc. (a)(b)	3,139	15,946
Mesa Laboratories, Inc. (b)	451	56,384
MicroVision, Inc. (a)(b)	7,483	11,973
MOCON, Inc.	1,319	25,721
MTS Systems Corp. (b)	1,980	108,801
Napco Security Technolgies, Inc. (a)	2,238	19,359
National Instruments Corp.	14,280	460,387
Neonode, Inc. (a)(b)	3,969	6,469
NetList, Inc. (a)	6,504	6,376
Novanta, Inc. (a)	4,300	104,490
Orbotech Ltd. (a)	5,483	165,312
OSI Systems, Inc. (a)	2,258	170,298
PC Connection, Inc.	2,807	75,115
PC Mall, Inc. (a)	1,519	40,861
Plexus Corp. (a)	3,591	201,347
RadiSys Corp. (a)	5,127	19,585
Research Frontiers, Inc. (a)(b)	3,728	6,263
Richardson Electronics Ltd.	1,378	8,530
Sanmina Corp. (a)	8,123	316,797
ScanSource, Inc. (a)	3,069	123,527
Supercom Ltd. (a)	2,338	6,897
Tech Data Corp. (a)	3,882	337,734
Trimble, Inc. (a)	27,677	858,817
TTM Technologies, Inc. (a)(b)	11,553	186,696
Uni-Pixel, Inc. (a)(b)	3,720	3,869
Universal Display Corp. (b)	5,186	440,032
Zebra Technologies Corp. Class A (a)	5,963	540,904
		10,756,076
Internet Software & Services - 12.7%
21Vianet Group, Inc. ADR (a)(b)	5,942	42,961
2U, Inc. (a)(b)	5,490	200,660
Actua Corp. (a)(b)	4,625	63,363
Akamai Technologies, Inc. (a)	19,271	1,206,365
Alarm.com Holdings, Inc. (a)	5,215	148,836
Alphabet, Inc.:
Class A (a)	33,166	28,022,948
Class C (a)	38,584	31,762,735
Angie's List, Inc. (a)	7,398	39,431
AppFolio, Inc. (a)(b)	1,623	40,332
Autobytel, Inc. (a)	995	12,438
Baidu.com, Inc. sponsored ADR (a)	30,681	5,342,483
Baozun, Inc. sponsored ADR (a)(b)	2,390	34,368
Bazaarvoice, Inc. (a)	9,361	41,656
Benefitfocus, Inc. (a)(b)	3,441	91,359
BlackLine, Inc. (b)	5,754	164,162
Blucora, Inc. (a)	4,913	76,643
Brightcove, Inc. (a)	4,128	34,675
Carbonite, Inc. (a)	2,776	53,993
China Finance Online Co. Ltd. ADR (a)	6,180	19,652
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,288	2,782
Cimpress NV (a)(b)	3,538	283,783
CommerceHub, Inc.:
Series A (a)	2,268	37,422
Series C (a)	3,124	51,077
Cornerstone OnDemand, Inc. (a)	6,409	267,704
CoStar Group, Inc. (a)	3,642	739,982
Coupa Software, Inc. (b)	5,863	155,076
Criteo SA sponsored ADR (a)(b)	6,923	325,243
eBay, Inc. (a)	125,282	4,247,060
eGain Communications Corp. (a)	5,612	10,102
Endurance International Group Holdings, Inc. (a)(b)	15,145	128,733
Facebook, Inc. Class A (a)	261,979	35,508,634
Five9, Inc. (a)	5,936	94,442
Global Sources Ltd. (a)	3,268	28,595
Gogo, Inc. (a)(b)	10,356	109,774
Hortonworks, Inc. (a)(b)	7,294	72,502
IAC/InterActiveCorp (a)	8,326	615,624
Internap Network Services Corp. (a)	6,543	14,722
iPass, Inc. (a)	12,779	16,357
j2 Global, Inc.	5,419	441,215
Limelight Networks, Inc. (a)	12,197	27,443
Liquidity Services, Inc. (a)	3,403	27,734
LivePerson, Inc. (a)	6,579	46,382
LogMeIn, Inc.	5,807	532,792
Marchex, Inc. Class B (a)	3,330	8,891
Match Group, Inc. (a)(b)	4,949	79,976
MeetMe, Inc. (a)(b)	5,639	27,236
MercadoLibre, Inc.	4,908	1,034,950
Mimecast Ltd. (a)	6,435	126,641
MINDBODY, Inc. (a)	3,132	83,155
Momo, Inc. ADR (a)	7,202	191,861
Net Element International, Inc. (a)	273	222
NetEase, Inc. ADR	8,567	2,613,449
NIC, Inc.	7,067	149,114
NumereX Corp. Class A (a)	2,374	11,846
Nutanix, Inc. Class A (a)(b)	1,923	57,671
Perion Network Ltd. (a)	9,639	19,471
Points International Ltd. (a)	2,283	16,164
QuinStreet, Inc. (a)	8,050	26,002
Qumu Corp. (a)	1,128	2,436
RealNetworks, Inc. (a)	4,933	24,172
Reis, Inc.	1,619	31,247
RetailMeNot, Inc. (a)	5,891	52,724
Rightside Group Ltd. (a)	3,468	29,097
Rocket Fuel, Inc. (a)(b)	7,705	21,728
SecureWorks Corp.	1,850	19,314
SINA Corp.	7,839	545,046
Sohu.com, Inc. (a)	4,371	174,097
SPS Commerce, Inc. (a)	1,954	108,115
Stamps.com, Inc. (a)(b)	1,935	244,004
TechTarget, Inc. (a)	4,300	39,345
The Trade Desk, Inc. (b)	785	33,135
Travelzoo, Inc. (a)	2,151	19,467
TrueCar, Inc. (a)(b)	8,859	124,558
Tucows, Inc. (a)(b)	1,194	54,387
VeriSign, Inc. (a)(b)	11,580	955,003
Web.com Group, Inc. (a)	5,860	112,805
WebMD Health Corp. (a)(b)	4,443	230,592
Weibo Corp. sponsored ADR (a)(b)	5,274	266,442
Wix.com Ltd. (a)	4,619	287,764
Xunlei Ltd. sponsored ADR (a)(b)	2,844	10,324
Yahoo!, Inc. (a)	106,626	4,868,543
Yandex NV Series A (a)	30,692	690,570
YY, Inc. ADR (a)(b)	4,541	201,121
Zillow Group, Inc.:
Class A (a)(b)	6,264	210,658
Class C (a)(b)	13,162	446,718
		125,434,301
IT Services - 2.6%
Acxiom Corp. (a)	8,315	237,144
ALJ Regional Holdings, Inc. (a)	4,800	18,384
Amdocs Ltd.	16,586	1,005,941
Automatic Data Processing, Inc.	50,298	5,161,581
Blackhawk Network Holdings, Inc. (a)	6,433	234,483
BluePhoenix Solutions Ltd. (a)	903	858
CardConnect Corp. (a)(b)	3,505	49,946
Cass Information Systems, Inc.	1,333	86,872
China Customer Relations Centers, Inc. (a)(b)	2,726	34,102
China Information Technology, Inc. (a)	6,066	4,852
Cognizant Technology Solutions Corp. Class A (a)	67,966	4,028,345
Computer Task Group, Inc.	3,929	22,710
CSG Systems International, Inc.	3,671	144,674
Euronet Worldwide, Inc. (a)	5,914	489,561
ExlService Holdings, Inc. (a)	3,784	168,993
Fiserv, Inc. (a)	24,113	2,782,640
Forrester Research, Inc.	2,128	77,672
Hackett Group, Inc.	3,577	72,112
Information Services Group, Inc. (a)	4,905	15,549
Innodata, Inc. (a)	6,388	14,373
Jack Henry & Associates, Inc.	8,604	806,797
Lionbridge Technologies, Inc. (a)	8,690	49,968
ManTech International Corp. Class A	2,819	103,232
Mattersight Corp. (a)(b)	3,013	10,696
ModusLink Global Solutions, Inc. (a)	9,379	13,600
MoneyGram International, Inc. (a)	6,044	77,121
NCI, Inc. Class A	1,387	20,528
Net 1 UEPS Technologies, Inc. (a)	5,724	76,129
Paychex, Inc.	40,294	2,474,857
PayPal Holdings, Inc. (a)	135,004	5,670,168
Perficient, Inc. (a)	4,344	78,930
PFSweb, Inc. (a)	2,032	14,244
Planet Payment, Inc. (a)	7,726	31,599
PRG-Schultz International, Inc. (a)	2,716	16,975
QIWI PLC Class B sponsored ADR	5,380	75,105
Sabre Corp.	31,242	684,512
ServiceSource International, Inc. (a)	8,923	35,157
Sykes Enterprises, Inc. (a)	4,902	133,432
Syntel, Inc.	9,298	164,482
Teletech Holdings, Inc.	5,594	169,498
Virtusa Corp. (a)	3,274	101,527
		25,459,349
Semiconductors & Semiconductor Equipment - 9.5%
Acacia Communications, Inc. (b)	4,221	219,281
Advanced Energy Industries, Inc. (a)	4,300	267,030
Advanced Micro Devices, Inc. (a)(b)	103,722	1,499,820
Alpha & Omega Semiconductor Ltd. (a)	2,376	45,762
Ambarella, Inc. (a)(b)	3,741	220,532
Amkor Technology, Inc. (a)	26,377	259,022
Amtech Systems, Inc. (a)	3,632	22,809
Analog Devices, Inc.	34,369	2,815,852
Applied Materials, Inc.	120,777	4,374,543
ASML Holding NV (b)	7,029	855,359
Axcelis Technologies, Inc. (a)	3,551	54,863
AXT, Inc. (a)	3,572	25,361
Broadcom Ltd.	44,527	9,392,080
Brooks Automation, Inc.	8,093	168,820
Cabot Microelectronics Corp.	2,801	193,885
Camtek Ltd. (a)	6,280	22,294
Canadian Solar, Inc. (a)(b)	6,349	93,457
Cavium, Inc. (a)	7,488	490,539
Ceva, Inc. (a)	2,561	85,537
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	2,867	44,754
Cirrus Logic, Inc. (a)	7,124	385,266
Cohu, Inc.	3,681	61,289
Cree, Inc. (a)	11,311	306,981
CyberOptics Corp. (a)	873	30,031
Cypress Semiconductor Corp. (b)	36,125	479,379
Diodes, Inc. (a)	5,676	135,486
DSP Group, Inc. (a)	3,331	34,809
Entegris, Inc. (a)	15,784	334,621
Experi Corp.	5,187	185,954
First Solar, Inc. (a)(b)	11,579	419,044
FormFactor, Inc. (a)	8,350	88,928
GSI Technology, Inc. (a)	2,221	15,525
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	499	4,321
Himax Technologies, Inc. sponsored ADR (b)	11,574	78,472
Impinj, Inc. (b)	2,155	61,116
Integrated Device Technology, Inc. (a)	15,140	361,997
Intel Corp.	530,125	19,190,525
Intermolecular, Inc. (a)	10,345	10,655
IXYS Corp.	3,569	44,077
JA Solar Holdings Co. Ltd. ADR (a)	4,911	25,046
KLA-Tencor Corp.	17,392	1,567,367
Kopin Corp. (a)(b)	9,466	33,415
Kulicke & Soffa Industries, Inc. (a)	8,300	169,901
Lam Research Corp.	18,336	2,173,549
Lattice Semiconductor Corp. (a)	14,019	99,114
Linear Technology Corp.	26,843	1,733,521
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	6,941	319,911
Marvell Technology Group Ltd.	57,163	891,743
Maxim Integrated Products, Inc.	31,636	1,401,475
Mellanox Technologies Ltd. (a)(b)	5,467	264,603
Microchip Technology, Inc. (b)	23,965	1,737,942
Micron Technology, Inc. (a)	116,027	2,719,673
Microsemi Corp. (a)	12,796	663,089
MKS Instruments, Inc.	6,009	394,190
Monolithic Power Systems, Inc.	4,521	397,712
MoSys, Inc. (a)(b)	1,002	2,575
Nanometrics, Inc. (a)	3,171	86,283
Nova Measuring Instruments Ltd. (a)	3,487	58,093
NVE Corp.	645	50,542
NVIDIA Corp.	60,366	6,125,942
NXP Semiconductors NV (a)	37,515	3,856,917
O2Micro International Ltd. sponsored ADR (a)	4,650	10,323
ON Semiconductor Corp. (a)	46,299	700,504
PDF Solutions, Inc. (a)	3,870	82,741
Photronics, Inc. (a)	7,918	84,723
Pixelworks, Inc. (a)(b)	1,690	6,692
Power Integrations, Inc.	3,259	205,969
Qorvo, Inc. (a)(b)	14,260	942,586
Qualcomm, Inc.	165,237	9,332,586
QuickLogic Corp. (a)(b)	11,838	18,586
Rambus, Inc. (a)	12,774	160,441
Rubicon Technology, Inc. (a)(b)	2,715	1,520
SemiLEDs Corp. (a)	311	964
Semtech Corp. (a)	7,445	249,035
Sigma Designs, Inc. (a)	4,673	27,337
Silicon Laboratories, Inc. (a)	4,658	314,415
Silicon Motion Technology Corp. sponsored ADR	3,936	159,762
Siliconware Precision Industries Co. Ltd. sponsored ADR	7,423	58,196
Skyworks Solutions, Inc.	20,879	1,979,538
SolarEdge Technologies, Inc. (a)(b)	4,518	66,189
SPI Energy Co. Ltd. sponsored ADR (a)(b)	12,375	15,469
SunPower Corp. (a)(b)	15,452	135,360
Synaptics, Inc. (a)	4,021	213,716
Texas Instruments, Inc.	111,598	8,550,639
Tower Semiconductor Ltd. (a)(b)	10,781	247,424
Ultra Clean Holdings, Inc. (a)	4,008	55,511
Ultratech, Inc. (a)	2,843	82,021
Veeco Instruments, Inc. (a)	4,302	117,660
Xcerra Corp. (a)	6,270	54,800
Xilinx, Inc.	28,283	1,663,606
		93,690,992
Software - 10.1%
8x8, Inc. (a)	10,479	158,233
ACI Worldwide, Inc. (a)	13,545	265,076
Activision Blizzard, Inc.	83,405	3,764,068
Adobe Systems, Inc. (a)	55,675	6,588,580
Allot Communications Ltd. (a)	4,750	23,180
American Software, Inc. Class A	3,681	38,062
ANSYS, Inc. (a)	9,807	1,046,995
Aspen Technology, Inc. (a)	8,687	505,062
Atlassian Corp. PLC (a)(b)	8,385	238,469
Attunity Ltd. (a)	2,123	18,576
Autodesk, Inc. (a)	24,889	2,147,921
Aware, Inc. (a)	3,381	16,567
Blackbaud, Inc. (b)	5,313	379,986
Bottomline Technologies, Inc. (a)	4,441	110,803
BroadSoft, Inc. (a)	3,430	146,804
CA Technologies, Inc.	46,637	1,504,976
Cadence Design Systems, Inc. (a)	31,828	983,485
Callidus Software, Inc. (a)	7,390	139,302
CDK Global, Inc.	16,698	1,109,248
Changyou.com Ltd. (A Shares) ADR (a)	2,260	62,421
Check Point Software Technologies Ltd. (a)(b)	19,140	1,893,137
Citrix Systems, Inc. (a)	17,429	1,376,020
CommVault Systems, Inc. (a)	5,265	258,248
Covisint Corp. (a)	7,280	14,560
CyberArk Software Ltd. (a)(b)	3,894	196,959
Datawatch Corp. (a)	1,467	11,149
Descartes Systems Group, Inc. (a)	8,401	176,217
Digimarc Corp. (a)(b)	1,118	28,174
Digital Turbine, Inc. (a)(b)	9,849	8,569
Ebix, Inc. (b)	3,667	229,188
Electronic Arts, Inc. (a)	33,646	2,910,379
EnerNOC, Inc. (a)(b)	3,881	21,151
Everbridge, Inc. (b)	3,215	61,214
Exa Corp. (a)	2,261	35,430
FalconStor Software, Inc. (a)	7,268	4,288
FireEye, Inc. (a)(b)	19,331	217,667
Fortinet, Inc. (a)	19,457	726,719
Glu Mobile, Inc. (a)(b)	15,188	29,313
Guidance Software, Inc. (a)	4,438	30,267
Imperva, Inc. (a)	3,486	142,926
Inseego Corp. (a)(b)	5,721	16,476
Intuit, Inc.	28,608	3,588,588
Jive Software, Inc. (a)	11,767	51,775
KongZhong Corp. sponsored ADR (a)	4,788	34,330
Magic Software Enterprises Ltd. (b)	6,156	47,709
Manhattan Associates, Inc. (a)	8,134	407,920
Materialise NV ADR (a)(b)	2,587	23,361
Mentor Graphics Corp.	12,107	449,170
Microsoft Corp.	869,968	55,660,553
MicroStrategy, Inc. Class A (a)	1,092	209,533
Mitek Systems, Inc. (a)	4,143	25,894
MobileIron, Inc. (a)	12,357	59,314
Monotype Imaging Holdings, Inc.	4,435	89,365
NICE Systems Ltd. sponsored ADR	4,476	305,487
Nuance Communications, Inc. (a)	31,963	544,330
Open Text Corp.	27,238	897,816
Parametric Technology Corp. (a)	12,913	695,882
Park City Group, Inc. (a)	2,585	36,707
Paylocity Holding Corp. (a)(b)	5,770	203,450
Pegasystems, Inc.	8,824	379,432
Polarityte, Inc. (a)	157	994
Progress Software Corp.	5,733	164,422
Proofpoint, Inc. (a)(b)	4,816	379,356
QAD, Inc.:
Class A	1,865	51,194
Class B	1,334	28,161
Qualys, Inc. (a)	3,794	132,600
Rapid7, Inc. (a)	4,962	75,174
RealPage, Inc. (a)	9,034	304,898
Sapiens International Corp. NV	5,398	78,163
SeaChange International, Inc. (a)	3,747	9,330
Smith Micro Software, Inc. (a)	954	1,250
Splunk, Inc. (a)(b)	14,816	914,592
SS&C Technologies Holdings, Inc.	22,494	787,740
Symantec Corp.	69,480	1,985,044
Synchronoss Technologies, Inc. (a)	5,209	141,060
Synopsys, Inc. (a)	16,835	1,202,692
Take-Two Interactive Software, Inc. (a)	9,820	559,544
Talend SA ADR (b)	1,155	31,312
Tangoe, Inc. (a)	3,754	21,510
TeleNav, Inc. (a)	5,042	41,092
The9 Ltd. sponsored ADR (a)	2,242	2,309
TiVo Corp.	13,724	253,894
Ultimate Software Group, Inc. (a)(b)	3,259	630,258
Upland Software, Inc. (a)	2,946	35,499
Varonis Systems, Inc. (a)	2,928	80,227
Vasco Data Security International, Inc. (a)	4,442	57,746
Verint Systems, Inc. (a)	7,166	270,517
Zix Corp. (a)	6,368	31,904
Zynga, Inc. (a)	86,103	228,173
		99,847,136
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	596,929	81,773,266
Astro-Med, Inc.	1,611	21,829
Avid Technology, Inc. (a)(b)	5,440	30,573
BlackBerry Ltd. (a)(b)	61,224	425,461
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	672	1,243
Concurrent Computer Corp.	2,004	10,040
CPI Card Group (b)	7,704	34,668
Cray, Inc. (a)	4,751	99,058
Electronics for Imaging, Inc. (a)	5,102	235,049
Immersion Corp. (a)	3,827	41,829
Intevac, Inc. (a)	3,159	31,906
Logitech International SA (b)	18,216	524,803
NetApp, Inc.	31,106	1,301,164
Seagate Technology LLC (b)	32,997	1,590,125
Stratasys Ltd. (a)(b)	5,963	117,889
Super Micro Computer, Inc. (a)	5,256	136,656
U.S.A. Technologies, Inc. (a)(b)	5,277	21,108
Western Digital Corp.	31,942	2,455,701
		88,852,368

TOTAL INFORMATION TECHNOLOGY		471,350,776

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	3,161	106,684
Advanced Emissions Solutions, Inc. (a)(b)	3,227	34,755
AgroFresh Solutions, Inc. (a)(b)	6,346	17,198
Balchem Corp.	3,463	301,870
Burcon NutraScience Corp. (a)	3,230	5,618
Codexis, Inc. (a)	4,920	20,172
Hawkins, Inc.	1,318	65,175
Innophos Holdings, Inc.	2,322	123,043
Innospec, Inc.	2,508	163,772
Methanex Corp.	10,191	519,371
Senomyx, Inc. (a)(b)	13,567	15,331
Terravia Holdings, Inc. (a)(b)	10,064	9,430
Yield10 Bioscience, Inc. (a)	5,038	1,805
		1,384,224
Construction Materials - 0.0%
Forterra, Inc.	7,140	141,586
Tecnoglass, Inc. (b)	3,528	40,466
U.S. Concrete, Inc. (a)(b)	1,563	98,469
United States Lime & Minerals, Inc.	706	53,769
		334,290
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	6,805	405,714
UFP Technologies, Inc. (a)	627	15,048
		420,762
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	9,934	139,920
China Natural Resources, Inc. (a)(b)	2,328	5,005
Ferroglobe PLC	8,827	95,243
Ferroglobe Representation & Warranty Insurance	7,187	0
Handy & Harman Ltd. (a)	1,641	39,138
Haynes International, Inc.	1,490	58,199
Kaiser Aluminum Corp.	2,078	163,809
Mountain Province Diamonds, Inc. (a)	19,034	74,090
Olympic Steel, Inc.	1,376	33,272
Pan American Silver Corp.	17,160	308,022
Pershing Gold Corp. (a)(b)	4,486	14,355
Randgold Resources Ltd. sponsored ADR (b)	4,418	405,175
Real Industries, Inc. (a)	2,824	14,402
Royal Gold, Inc.	7,416	489,827
Schnitzer Steel Industries, Inc. Class A	2,803	66,711
Silver Standard Resources, Inc. (a)	13,041	144,529
Steel Dynamics, Inc.	27,221	996,289
Universal Stainless & Alloy Products, Inc. (a)	1,402	20,315
		3,068,301
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	8,235	99,232
Pope Resources, Inc. LP	608	41,952
Rentech, Inc. (a)	2,439	1,903
		143,087

TOTAL MATERIALS		5,350,664

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	7,059	111,391
Communications Sales & Leasing, Inc.	17,699	512,740
CyrusOne, Inc.	9,608	489,047
Equinix, Inc.	7,958	2,992,765
Gaming & Leisure Properties	23,915	765,280
Gladstone Commercial Corp. (b)	2,285	47,551
Gladstone Land Corp.	630	8,064
Government Properties Income Trust (b)	7,940	163,643
Hospitality Properties Trust (SBI)	18,769	596,479
Lamar Advertising Co. Class A (b)	9,191	693,737
Potlatch Corp.	4,408	195,054
Retail Opportunity Investments Corp.	12,606	277,332
Sabra Health Care REIT, Inc.	7,183	195,378
Select Income REIT	9,900	257,400
Senior Housing Properties Trust (SBI)	26,450	542,225
Sotherly Hotels, Inc.	3,299	22,598
Wheeler REIT, Inc.	8,445	15,032
		7,885,716
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	2,079	49,958
China HGS Real Estate, Inc. (a)(b)	6,020	10,294
Colliers International Group, Inc.	3,975	200,097
Cresud S.A.C.I.F. y A. sponsored ADR	4,390	82,444
Elbit Imaging Ltd. (a)	57	194
FirstService Corp.	4,108	236,638
FRP Holdings, Inc. (a)	1,248	46,925
Griffin Industrial Realty, Inc.	657	20,400
Landmark Infrastructure Partners LP	1,766	27,020
Stratus Properties, Inc. (a)(b)	864	25,790
		699,760

TOTAL REAL ESTATE		8,585,476

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc. (a)	13,352	22,298
Atlantic Tele-Network, Inc.	1,905	130,283
B Communications Ltd.	3,655	75,110
Cogent Communications Group, Inc.	5,074	210,317
Consolidated Communications Holdings, Inc. (b)	6,065	136,766
FairPoint Communications, Inc. (a)	2,824	44,760
Frontier Communications Corp. (b)	131,569	385,497
General Communications, Inc. Class A (a)	4,215	84,932
Hawaiian Telcom Holdco, Inc. (a)	1,602	38,640
Iridium Communications, Inc. (a)(b)	11,138	96,901
Lumos Networks Corp. (a)	2,585	45,780
magicJack VocalTec Ltd. (a)(b)	1,987	14,903
ORBCOMM, Inc. (a)	7,513	64,386
PDVWireless, Inc. (a)	1,578	40,634
SBA Communications Corp. Class A (a)	13,869	1,605,614
Sify Technologies Ltd. sponsored ADR	17,902	16,649
Windstream Holdings, Inc. (b)	21,395	159,821
		3,173,291
Wireless Telecommunication Services - 0.8%
Airgain, Inc. (b)	1,229	15,485
Boingo Wireless, Inc. (a)	3,569	38,938
NII Holdings, Inc. (a)(b)	10,866	21,732
Partner Communications Co. Ltd. ADR (a)	1,640	10,037
Shenandoah Telecommunications Co.	5,575	156,658
Spok Holdings, Inc.	2,580	46,956
T-Mobile U.S., Inc. (a)	92,082	5,757,887
VimpelCom Ltd. sponsored ADR	149,778	615,588
Vodafone Group PLC sponsored ADR	48,226	1,225,423
		7,888,704

TOTAL TELECOMMUNICATION SERVICES		11,061,995

UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	4,007	256,248
Otter Tail Corp.	4,388	164,989
Spark Energy, Inc. Class A, (b)	752	20,304
		441,541
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	518	15,778
RGC Resources, Inc.	457	12,056
		27,834
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	3,773	50,219
Atlantica Yield PLC (b)	11,074	240,970
Pattern Energy Group, Inc. (b)	9,599	199,563
TerraForm Global, Inc.	13,531	58,860
Terraform Power, Inc. (a)(b)	10,331	118,910
		668,522
Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,075	35,421
Cadiz, Inc. (a)(b)	2,171	31,805
Connecticut Water Service, Inc.	1,333	76,048
Consolidated Water Co., Inc.	2,021	20,917
Global Water Resources, Inc. (b)	2,382	20,461
Middlesex Water Co.	1,912	71,987
Pure Cycle Corp. (a)	1,811	9,327
York Water Co.	1,210	43,560
		309,526

TOTAL UTILITIES		1,447,423

TOTAL COMMON STOCKS
(Cost $740,402,168)		983,354,734

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.60% (c)	1,450,213	1,450,503
Fidelity Securities Lending Cash Central Fund 0.62% (c)(d)	78,011,304	78,026,906
TOTAL MONEY MARKET FUNDS
(Cost $79,466,856)		79,477,409
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $819,869,024)		1,062,832,143
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(77,138,000)
NET ASSETS - 100%		$985,694,143

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,386
Fidelity Securities Lending Cash Central Fund	221,751
Total	$223,137

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$184,701,003	$184,701,003	$--	$--
Consumer Staples	49,776,240	49,776,240	--	--
Energy	6,074,282	6,074,282	--	--
Financials	72,277,419	72,277,419	--	--
Health Care	128,064,138	127,798,365	199,944	65,829
Industrials	44,665,318	44,665,318	--	--
Information Technology	471,350,776	471,350,776	--	--
Materials	5,350,664	5,350,664	--	--
Real Estate	8,585,476	8,585,476	--	--
Telecommunication Services	11,061,995	11,061,995	--	--
Utilities	1,447,423	1,447,423	--	--
Money Market Funds	79,477,409	79,477,409	--	--
Total Investments in Securities:	$1,062,832,143	$1,062,566,370	$199,944	$65,829

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $820,654,752. Net unrealized appreciation aggregated $242,177,391, of which $280,374,224 related to appreciated investment securities and $38,196,833 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017